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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  October 31

Date of reporting period:                         January 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Diversified International Fund
ING Emerging Countries Fund
ING Emerging Markets Fixed Income Fund
ING Foreign Fund
ING Global Equity Dividend Fund
ING Global Real Estate Fund
ING Global Value Choice Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Fund
ING International SmallCap Fund
ING International Value Choice Fund
ING Precious Metals Fund
ING Russia Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of January 31, 2006 (Unaudited)

Shares			Value

INVESTMENT COMPANIES: 99.8%

183,301	ING International Value Choice Fund - Class S		$2,148,290
42,490	ING International SmallCap Fund - Class S		1,874,217
62,177	ING Emerging Countries Fund - Class I		1,716,720
204,418	ING International Capital Appreciation Fund - Class S		2,166,828
407,477	ING Index Plus International Equity Fund - Class S		4,311,107
126,397	ING Foreign Fund - Class S		2,150,005

	Total Investment Companies (Cost $14,115,147)		14,367,167

	Total Investments in Securities
	(Cost $14,115,147*)	99.8%	$14,367,167
	Other Assets and Liabilities-Net	0.2	21,770
	Net Assets	100.0%	$14,388,937

	Securities may have been fair valued in accordance with procedures approved by the Baord of Directors/Trustees.

*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$252,020
	Gross Unrealized Depreciation	—
	Net Unrealized Appreciation	$252,020

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.2%

		Argentina: 3.2%
429,850	@, L	Grupo Financiero Galicia SA ADR	$3,125,010
178,070	@, L	Telecom Argentina SA ADR	2,313,129
			5,438,139

		Brazil: 15.2%
105,898,352		AES Tiete SA	2,650,387
107,250	L	Brasil Telecom Participacoes SA ADR	3,819,173
233,000		Centrais Eletricas Brasileiras SA ADR	2,093,552
40,000	@	Cia de Saneamento Basico do Estado de Sao Paulo	3,323,174
64,500	@, L	Contax Participacoes SA ADR	89,700
123,000		Souza Cruz SA	1,732,746
203,350	L	Tele Centro Oeste Celular Participacoes SA ADR	2,940,441
83,290	L	Tele Norte Leste Participacoes SA ADR	1,479,230
789,860	@, L	Telesp Celular Participacoes SA ADR	3,807,125
99,900		Tim Participacoes SA ADR	3,721,275
			25,656,803

		Chile: 2.2%
131,920		AFP Provida SA ADR	3,746,528
			3,746,528

		China: 4.1%
3,472,000		People’s Food Holdings Ltd.	2,491,590
18,032,000		Sinopec Yizheng Chemical Fibre Co. Ltd.	4,439,891
			6,931,481

		Croatia: 0.9%
108,670		Pliva DD GDR	1,564,848
			1,564,848

		Czech Republic: 1.2%
91,548	@	Cesky Telecom AS	2,072,553
			2,072,553

		Estonia: 1.3%
77,771		Eesti Telekom GDR	2,181,500
			2,181,500

		Greece: 1.6%
225,400	@, L	Hellenic Telecommunications Organization SA ADR	2,625,910
			2,625,910

		Hong Kong: 6.3%
19,636,000	L	Brilliance China Automotive Holdings Ltd.	3,450,999
9,480,000		First Pacific Co.	3,687,047
4,882,000		SCMP Group Ltd.	1,896,081
1,395,000		SmarTone Telecommunications Holding Ltd.	1,618,496
			10,652,623

		Hungary: 2.2%
803,229		Matav Magyar Tavkozlesi Rt	3,785,486
			3,785,486

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.2% (continued)

		Indonesia: 2.1%
1,360,500		Gudang Garam Tbk PT	1,568,393
21,484,500		Indofood Sukses Makmur Tbk PT	2,013,595
			3,581,988

		Israel: 3.5%
890,850	@	Bezeq Israeli Telecommunication Corp. Ltd.	1,190,269
594,329	@	Partner Communications	4,757,350
			5,947,619

		Luxembourg: 1.8%
81,400	L	Quilmes Industrial SA ADR	2,987,380
			2,987,380

		Malaysia: 1.5%
1,738,000		Proton Holdings Bhd	2,479,216
			2,479,216

		Mexico: 1.5%
109,800	L	Telefonos de Mexico SA de CV ADR	2,606,652
			2,606,652

		Panama: 2.7%
258,850		Banco Latino Americano	4,529,875
			4,529,875

		Philippines: 2.0%
1,535,900		Bank of the Philippine Islands	1,737,200
3,652,100	@	Manila Electric Co.	1,575,690
			3,312,890

		Singapore: 4.0%
294,000		DBS Group Holdings Ltd.	2,975,096
1,355,000		MobileOne Ltd.	1,837,544
463,200		Oversea-Chinese Banking Corp.	1,942,884
			6,755,524

		South Africa: 1.0%
123,290		Sappi Ltd	1,628,988
			1,628,988
		South Korea: 16.9%
117,860	@	Korea Electric Power Corp.	5,099,074
17,200		KT Corp.	683,786
131,290	@	KT Freetel Co. Ltd.	3,196,057
13,400	@	Kumho Industrial Co. Ltd.	325,397
76,970		LG Chem Ltd.	4,289,755
23,370		LG Electronics, Inc.	2,014,533
3,267	@	Lotte Chilsung Beverage Co. Ltd.	3,550,147
7,316		Posco	1,663,419
5,125		Samsung Electronics Co. Ltd.	3,913,534
166,150		SK Telecom Co. Ltd. ADR	3,859,665
			28,595,367

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.2% (continued)

		Taiwan: 14.9%
3,100,000		China Motor Corp.	3,685,287
215,020		Chunghwa Telecom Co. Ltd. ADR	4,003,672
7,307,000		Taishin Financial Holdings Co. Ltd.	4,179,979
2,462,000		United Microelectronics Corp.	1,418,385
802,268	L	United Microelectronics Corp. ADR	2,631,439
9,240,000		Walsin Lihwa Corp.	3,105,261
7,243,000	@	Winbond Electronics Corp.	2,351,657
441,000	@, L	Yageo Corp. GDR	830,800
1,458,718	@	Yageo Corp. GDR	3,063,308
			25,269,788

		Thailand: 2.6%
2,466,600		Glow Energy PCL	1,538,576
1,506,200	I	Siam Makro PCL	2,825,776
			4,364,352

		Turkey: 1.9%
505,400	@	Turkiye Vakiflar Bankasi Tao	3,132,485
			3,132,485

		Venezuela: 1.6%
191,450		Cia Anonima Nacional Telefonos de Venezuela ADR	2,724,334
			2,724,334
		Total Common Stock
		(Cost $144,281,647)	162,572,329

PREFERRED STOCK: 1.5%

		Brazil: 1.5%
975,469,880		Embratel Participacoes SA	2,598,610

		Total Preferred Stock
		(Cost $1,717,781)	2,598,610

		Total Long-Term Investments:
		(Cost $145,999,428)	$165,170,939

Principal Amount			Value

SHORT-TERM INVESTMENTS: 15.1%

	U.S. Government Agency Obligations: 1.0%
$1,748,000	Federal Home Loan Bank, 4.120%, due 02/01/06		$1,747,800
	Total U.S. Government Agency Obligations:
	(Cost $1,747,800)		1,747,800

	Securities Lending Collateral: 14.1%
23,756,000	The Bank of New York Institutional Cash Reserves Fund		23,756,000
	Total Securities Lending Collateral
	(Cost $23,756,000)		23,756,000

	Total Short-Term Investments:
	(Cost $25,503,800)		25,503,800

	Total Investments in Securities
	(Cost $171,503,228)*	112.8%	$190,674,739
	Other Assets and Liabilities-Net	(12.8)	(21,576,569)
	Net Assets	100.0%	$169,098,170

	Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at January 31, 2006.
*	Cost for federal income tax purposes is $171,885,230.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$24,719,548
	Gross Unrealized Depreciation	(5,930,039)
	Net Unrealized Appreciation	$18,789,509

Industry	Percentage of Net Assets
Agriculture	2.0%
Auto Manufacturers	5.7
Banks	10.9
Beverages	3.9
Chemicals	5.2
Diversified Financial Services	1.8
Electric	7.7
Electrical Components and Equipment	3.0
Electronics	2.3
Engineering and Construction	0.2
Federal Home Loan Bank	1.0
Food	2.7
Forest Products and Paper	1.0
Holding Companies - Diversified	2.2
Investment Companies	2.2
Iron/Steel	1.0
Media	1.1
Pharmaceuticals	0.9
Retail	1.7
Semiconductors	6.1
Telecommunications	34.2
Water	2.0
Securities Lending Collateral	14.0
Other Assets and Liabilities	(12.8)
Net Assets	100.0%

Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed illiquid.  The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at the time of purchase.

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
Siam Makro PCL	1,506,200	3/29/2005	$2,231,811	$2,825,776	1.7%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2006 (Unaudited)

	Principal Amount			Value

CORPORATE BONDS/NOTES: 8.7%

			Indonesia: 1.0%
$100,000		#, C	Excelcomindo Finance Co. BV, 7.125%, due 01/18/13	$100,750
				100,750
			Mexico: 3.0%
	250,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	306,000
				306,000
			Russia: 4.7%
	400,000		Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	482,000
				482,000
			Total Corporate Bonds/Notes
			(Cost $889,741)	888,750

OTHER BONDS: 89.1%
			Argentina: 9.4%
	600,000		Argentina Government International Bond, 4.889%, due 08/03/12	478,800
EUR	900,000	+	Province of Buenos Aires Argentina, 2.000%, due 05/15/35	486,327
				965,127
			Brazil: 13.2%
	250,000		Brazil Government Bond, 11.000%, due 01/11/12	310,000
	400,000	C	Brazil Government Bond, 11.000%, due 08/17/40	517,100
	350,000		Brazil Government Bond, 12.750%, due 01/15/20	520,625
				1,347,725
			Colombia: 4.3%
	40,000		Colombia Government Bond, 8.125%, due 05/21/24	44,600
	150,000		Colombia Government Intl. Bond, 10.000%, due 01/23/12	180,375
	150,000		Colombia Government Intl. Bond, 11.750%, due 02/25/20	214,875
				439,850
			Costa Rica: 0.6%
	50,000		Costa Rica Government International Bond, 9.995%, due 08/01/20	63,175
				63,175
			Dominican Republic: 2.5%
	240,000		Dominican Republic International Bond, 9.040%, due 01/23/18	261,000
				261,000
			Ecuador: 1.9%
	200,000	+, C	Ecuador Government Bond, 9.000%, due 08/15/30	194,000
				194,000
			Indonesia: 3.1%
	200,000		Indonesia Government International Bond, 7.250%, due 04/20/15	205,697
	100,000		Indonesia Government International Bond, 8.500%, due 10/12/35	110,887
				316,584

		Ivory Coast: 0.9%
400,000		Ivory Coast Government International Bond, 2.000%, due 03/30/18	89,000
			89,000
		Mexico: 4.4%
100,000		Mexico Government Bond, 8.300%, due 08/15/31	126,250
200,000		Mexico Government International Bond, 11.500%, due 05/15/26	322,500
			448,750
		Nigeria: 1.4%
500,000		Central Bank of Nigeria, 5.092%, due 01/05/10	142,500
			142,500
		Panama: 1.6%
150,000		Panama Government International Bond, 7.125%, due 01/29/26	159,000
			159,000
		Peru: 3.6%
120,000		Peru Government Bond, 7.350%, due 07/21/25	124,800
200,000		Peru Government Bond, 9.875%, due 02/06/15	248,500
			373,300
		Philippines: 10.0%
400,000		Philippine Government International Bond, 8.250%, due 01/15/14	429,500
470,000		Philippine Government International Bond, 10.625%, due 03/16/25	598,663
			1,028,163
		Russia: 8.8%
400,000	+	Russia Government Bond, 5.000%, due 03/31/30	447,936
250,000		Russia Government International Bond, 12.750%, due 06/24/28	453,548
			901,484
		Turkey: 5.7%
330,000		Turkey Government Bond, 8.000%, due 02/14/34	361,350
200,000		Turkey Government International Bond, 9.000%, due 06/30/11	227,500
			588,850
		Ukraine: 4.8%
460,000		Ukraine Government Bond, 7.650%, due 06/11/13	488,750
			488,750
		Uruguay: 2.0%
180,000		Uruguay Government International Bond, 9.250%, due 05/17/17	210,150
			210,150
		Venezuela: 9.9%
400,000		Republic of Venezuela, 8.500%, due 10/08/14	449,200
450,000		Venezuela Government Bond, 9.250, due 09/15/27	562,725
			1,011,925
		Vietnam: 1.0%
100,000		Socialist Republic of Vietnam, 6.875%, due 01/15/16	103,896
			103,896
		Total Other Bonds
		(Cost $8,981,255)	9,133,229

		Total Long-Term Investments
		(Cost $9,870,996)	10,021,979

Total Investments in Securities
(Cost $9,870,996)*	97.8%	$10,021,979
Other Assets and Liabilities-Net	2.2	221,041
Net Assets	100.0%	$10,243,020

	Securities may have been fair valued in accordance to procedures approved by the Board of Directors/Trustees.

+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$167,539
	Gross Unrealized Depreciation	(16,556)
	Net Unrealized Appreciation	$150,983

Information concerning open futures contracts at January 31, 2006 is shown below:

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

U.S. 10-Year Treasury Note Future	15	(1,626,563)	03/22/2006	8,109
				$8,109

Percentage of
Industry	Net Assets
Foreign Government Bonds	84.3%
Oil and Gas	7.7
Regional (state/province)	4.8
Telecommunications	1.0
Other Assets and Liabilities, Net	2.2
Net Assets	100.0%

ING Foreign Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.5%

		Australia: 2.6%
143,063		BHP Billiton Ltd.	$2,807,335
32,257	L	Brambles Industries Ltd.	242,487
14,615		CSL Ltd.	478,282
414,879		Macquarie Airports	972,794
121,628		Newcrest Mining Ltd.	2,423,293
54,492		Patrick Corp. Ltd.	279,870
15,636	L	Rio Tinto Ltd.	894,198
			8,098,259

		Austria: 3.9%
18,829		Bank Austria Creditanstalt AG	2,294,673
9,953		Erste Bank der Oesterreichischen Sparkassen AG	554,546
14,664	@	Erste Bank der Oesterreichischen Sparkassen AG	806,278
4,643		Flughafen Wien AG	366,316
178,874	@	IMMOFINANZ Immobilien Anlagen AG	1,842,468
37,089		OMV AG	2,625,260
20,005	@	Raiffeisen International Bank Holding AG	1,447,678
48,804		Telekom Austria AG	1,181,397
9,975		Wiener Staedtische Allgemeine Versicherung AG	625,688
9,356		Wienerberger AG	412,601
			12,156,905

		Belgium: 2.1%
5,397		Almancora Comm Va	634,620
57,662		Fortis	2,004,999
8,282		Interbrew	389,749
36,325		KBC Bancassurance Holding	3,645,637
			6,675,005

		Brazil: 0.1%
5,809		Aracruz Celulose SA ADR	227,945
			227,945

		Bulgaria: 0.0%
60,720	@, L	Bulgarian Compensation Notes	24,691
25,950	@, L	Bulgarian Housing Compensation Notes	10,310
117,641	@, L	Bulgarian Registered Comp Vouchers	46,960
			81,961

		Canada: 0.2%
55,092	@	Bema Gold Corp.	224,069
829	@, #	Centerra Gold, Inc.	30,454
44,793	@	Eldorado Gold Corp.	225,277
3,787	@	Ivanhoe Mines Ltd.	30,871
			510,671

		China: 0.3%
296,000		Beijing Capital International Airport Co. Ltd.	167,522
45,630		Shenzhen Chiwan Wharf Holdings Ltd.	70,176
244,498		Weiqiao Textile Co.	375,089
84,393		Wumart Stores, Inc.	186,036
			798,823

ING Foreign Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.5% (continued)

		Cyprus:0.1%
33,618		Bank of Cyprus Ltd.	243,991
			243,991

		Czech Republic: 1.3%
28,119		Komercni Banka AS	4,112,118
			4,112,118

		Denmark: 0.6%
1,975	@	ALK-Abello A/S	234,228
2,025		Bryggerigruppen AS	190,442
25,124		Danske Bank A/S	881,833
2,501		Novo-Nordisk A/S	139,640
21,143	@, L	Vestas Wind Systems A/S	416,596
			1,862,739

		Egypt: 0.1%
4,791		Orascom Telecom Holding SAE GDR	307,826
9,759	@	Telecom Egypt GDR	155,168
			462,994

		Finland: 1.2%
79,040		Fortum Oyj	1,765,095
67,352		Nokia Oyj	1,234,642
15,407		Sampo Oyj	300,094
5,350		Stockmann Oyj Abp	227,617
6,879		YIT-Yhtyma Oyj	328,082
			3,855,530

		France: 10.9%
2,906		Accor	174,106
7,575		Air Liquide	1,555,813
66,968	@	Alcatel SA	891,048
2,592	@	Alstom RGPT	196,537
4,095	@, #	Atos Origin	303,238
35,243		BNP Paribas	3,139,635
31,113		Bouygues	1,703,137
9,537		Cie de Saint-Gobain	625,156
6,876	@, L	Electricite de France	304,925
2,189		Eurazeo	244,487
6,116		Generale de Sante	173,066
11,342	@	JC Decaux SA	281,789
38,978		Lafarge SA	4,095,233
4,404		Lagardere SCA	350,529
31,273		LVMH Moet Hennessy Louis Vuitton SA	2,818,237
10,632		Pernod-Ricard	1,980,185
10,214		Pinault-Printemps-Redoute	1,191,713
7,730		Publicis Groupe	292,059
4,870		Renault SA	458,919
49,112		Sanofi-Synthelabo SA	4,502,521
5,017		Schneider Electric SA	523,841
6,386		Societe Generale	842,684
33,400		Societe Television Francaise 1	1,059,795
22,213		Suez SA	821,435
13,005		Total SA	3,598,774

ING Foreign Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.5% (continued)

10,855		Vinci SA	1,011,134
28,121		Vivendi Universal SA	880,058
			34,020,054

		Germany: 9.2%
4,584		Adidas-Salomon AG	961,969
2,927		Allianz AG	470,782
7,522		BASF AG	591,396
48,008		Commerzbank AG	1,630,279
3,691		Continental AG	358,946
27,637		DaimlerChrysler AG	1,585,339
13,150		Deutsche Bank AG	1,410,613
11,922		Deutsche Boerse AG	1,508,262
67,030		Deutsche Post AG	1,889,372
5,154		Deutsche Postbank AG	344,477
12,557		EON AG	1,403,975
57,790		Fraport AG Frankfurt Airport Services Worldwide	3,699,198
3,522		Fresenius AG	530,276
13,153	L	Fresenius Medical Care AG	1,395,542
6,544		Henkel KGaA	671,977
4,911		Hypo Real Estate Holding	321,475
64,876		INDEXCHANGE - DAXEX	4,308,418
13,167		IVG Immobilien AG	380,222
18,346	@, L	KarstadtQuelle AG	392,976
9,823		Linde AG	797,484
2,553		MAN AG	146,604
1,509		Merck KGaA	157,878
2,138		Muenchener Rueckversicherungs AG	290,067
11,088		RWE AG	914,520
3,826		Schering AG	260,907
22,222		Siemens AG	2,026,637
16,172		UkrTelecom ADR	104,080
			28,553,671

		Greece: 0.8%
12,444		Alpha Bank AE	426,621
50,864	@	Hellenic Telecommunications Organization SA	1,175,841
20,270		National Bank of Greece	925,963
			2,528,425

		Hong Kong: 0.4%
120,205		China Merchants Holdings International Co. Ltd.	313,119
129,000	@	Clear Media Ltd.	115,577
83,048	@	Hutchison Telecommunications International Ltd.	140,860
186,000		Texwinca Holdings Ltd.	139,071
140,364		Yue Yuen Industrial Holdings	435,137
			1,143,764

		Hungary: 0.6%
2,861		Egis Rt	336,782
117,977		Matav Magyar Tavkozlesi Rt	556,006
23,713		OTP Bank Rt	817,971
			1,710,759

		Indonesia: 0.3%
546,500		Indofood Sukses Makmur Tbk PT	51,220
84,757		Semen Gresik Persero Tbk PT	175,782
1,093,131		Telekomunikasi Indonesia Tbk PT	741,578
			968,580

ING Foreign Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.5% (continued)

		Ireland: 1.3%
18,807	@	Celtic Resources Holdings PLC	79,021
210,989	@	Dragon Oil PLC	851,254
68,739	L	EURO STOXX 50-NAV	3,095,893
			4,026,168

		Italy: 3.9%
39,398		Assicurazioni Generali S.p.A.	1,360,426
222,729		Banca Intesa S.p.A.	1,165,448
165,867		Banca Intesa S.p.A.	943,298
19,133	@	Banca Nazionale del Lavoro S.p.A.	67,835
3,543		Banca Popolare dell’Emilia Romagna Scrl	193,698
117,334		Banca Popolare di Milano Scrl	1,441,781
10,870		Banca Popolare di Sondrio Scrl	172,807
24,201		Banche Popolari Unite Scrl	567,330
26,977		Banco Popolare di Verona e Novara Scrl	619,541
124,078		Beni Stabili S.p.A.	136,399
13,711		Bulgari S.p.A.	158,782
41,862		Buzzi Unicem S.p.A.	781,990
71,866		Capitalia S.p.A.	463,899
268,317		Cassa di Risparmio di Firenze S.p.A.	846,364
80,920		Credito Emiliano S.p.A.	1,002,186
12,800		Finmeccanica S.p.A.	278,719
27,383	@	Geox S.p.A	311,588
10,956		Luxottica Group S.p.A.	286,286
102,590	@	Parmalat S.p.A.	262,542
107,300		UniCredito Italiano S.p.A.	763,894
31,427		UniCredito Italiano S.p.A.	224,206
			12,049,019

		Japan: 13.9%
5,975		Aeon Credit Service Co. Ltd.	534,812
9,800		Aiful Corp.	661,611
7,800		Aisin Seiki Co. Ltd.	288,735
10,596		Asahi Breweries Ltd.	133,178
21,000		Asahi Glass Co. Ltd.	303,816
11,000		Bank of Fukuoka Ltd.	94,643
65,000		Bank of Yokohama Ltd.	526,267
12,000		Bridgestone Corp.	243,822
23,737		Canon, Inc.	1,430,998
10,000		Chiba Bank Ltd.	90,466
20,558		Credit Saison Co., Ltd.	922,614
5,000		Dai Nippon Printing Co., Ltd.	90,237
9,300		Daikin Industries Ltd.	305,496
17,287		Denso Corp.	608,641
45		Dentsu, Inc.	152,784
59		East Japan Railway Co.	410,406
2,800		Exedy Corp.	83,257
5,800		Fanuc Ltd.	510,443
9,800		Fuji Photo Film Co., Ltd.	336,944
283		Fuji Television Network, Inc.	707,253
17,000		Fujitsu Ltd.	149,557
17,000		Gunma Bank Ltd.	123,865
11,700		Hitachi Capital Corp.	223,918
24,963		Honda Motor Co., Ltd.	1,413,731
8,500		Ibiden Co., Ltd.	476,616
49,000		Itochu Corp.	416,161
3,800		Jafco Co. Ltd.	310,422
45		Japan Tobacco, Inc.	699,405
6,489		JS Group Corp.	136,599
19,126		Koito Manufacturing Co. Ltd.	273,104
4,102		Leopalace21 Corp.	148,798

ING Foreign Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.5% (continued)

113,471		Matsushita Electric Industrial Co., Ltd.	2,453,490
242		Mitsubishi Tokyo Financial Group, Inc.	3,491,183
15,723		Mitsui Fudosan Co., Ltd.	331,699
268		Mizuho Financial Group, Inc.	2,193,454
17,000		NGK Spark Plug Co. Ltd.	424,468
15,290		Nikko Cordial Corp.	242,794
11,106		Nissan Motor Co., Ltd.	124,646
12,700		Nitto Denko Corp.	1,075,242
16,210		Nomura ETF - Nikkei 225 Exchange Traded Fund	2,320,759
45,953		Nomura Holdings, Inc.	896,704
260,700		Nomura TOPIX Exchange Traded Fund	3,843,747
20,000		NSK Ltd.	148,264
1,860		ORIX Corp.	481,658
29,000		Ricoh Co., Ltd.	497,955
7,000		Secom Co., Ltd.	361,947
8,700		Sega Sammy Holdings, Inc.	312,266
15,786	@	Seven & I Holdings Co., Ltd.	668,847
37,000		Sharp Corp.	676,436
2,302		SMC Corp.	352,458
30,033		Sony Corp.	1,462,018
21,188		Sumitomo Corp.	289,975
189		Sumitomo Mitsui Financial Group, Inc.	2,206,204
10,000		Sumitomo Rubber Industries, Inc.	136,290
43,830		Sumitomo Trust & Banking Co., Ltd.	482,481
7,100		Suzuki Motor Corp.	144,864
6,100		Takeda Chemical Industries Ltd.	345,715
1,150		Takefuji Corp.	69,207
34,343	@	TOPIX	506,351
16,000		Toppan Printing Co., Ltd.	216,145
25,327		Toshiba Corp.	162,021
57,700		Toyota Motor Corp.	2,984,758
2,500	@	Trend Micro, Inc.	83,506
16,400		Yamaha Motor Co., Ltd.	421,497
3,092		Yamanouchi Pharmaceutical Co., Ltd.	128,182
4,846		Yamato Transport Co., Ltd.	83,700
			43,429,530

		Luxembourg: 0.2%
15,855	@, L	Millicom International Cellular SA	610,418
			610,418

		Mexico: 0.7%
13,433		Consorcio ARA SA	64,456
57,758		Fomento Economico Mexicano SA de CV	453,151
13,127		Fomento Economico Mexicano SA de CV ADR	1,028,369
242,249		Grupo Financiero Banorte SA de CV	577,137
14,960	@	Urbi Desarrollos Urbanos SA de C.V	110,143
			2,233,256

		Netherlands: 2.6%
15,516		Euronext NV	954,424
10,539		European Aeronautic Defense and Space Co.	412,481
19,701		Heineken NV	693,579
69,506		Koninklijke Philips Electronics NV	2,342,866
95,360		Royal KPN NV	922,506
10,012	@	Royal Numico NV	455,494
46,342		TPG NV	1,519,663
9,523		Unilever NV	667,547
7,680		VNU NV	257,625
			8,226,185

ING Foreign Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.5% (continued)

		New Zealand: 0.1%
160,764		Auckland International Airport Ltd.	216,802
			216,802

		Norway: 1.9%
45,000		Acta Holding ASA	128,447
14,526		DNB Holding ASA	162,553
18,599		Norsk Hydro ASA	2,287,237
7,496		Orkla ASA	299,280
108,993		Statoil ASA	3,011,667
12,794		Telenor ASA	128,317
			6,017,501

		Philippines: 0.1%
6,100		Philippine Long Distance Telephone ADR	218,319
			218,319

		Poland: 4.1%
14,828		Agora SA	299,683
75,455		Bank Pekao SA	4,210,464
6,573		Bank Przemyslowo-Handlowy PBK SA	1,608,677
6,890	@	Bank Zachodni WBK SA	328,363
15,273	@	Budimex SA	224,288
13,619	@	CCC SA	164,480
57,550	@	Cersanit Krasnystaw SA	288,990
4,572		Grupa Kety SA	181,886
5,162		Inter Cars SA	44,055
1,975	@	Inter Groclin Auto SA	44,452
429,785		PKO Bank Polski SA	4,312,744
4,510		Polska Graupa Framaceutycz SA	85,403
10,496		Sniezka SA	93,585
1,308	@	Stomil Sanok	57,868
97,140		Telekomunikacja Polska SA	712,887
41,024	@	ZM Duda SA	151,005
			12,808,830

		Portugal: 0.1%
6,004		Jeronimo Martins	95,519
26,208		Portugal Telecom SGPS SA	263,974
			359,493

		Romania: 1.1%
895,328		Impact	177,171
1,069,500	@	Rolast AG	26,544
112,361		Romanian Bank for Development SA	655,727
154,500		SIF 1 Banat Crisana Arad	137,838
167,500		SIF 2 Moldova Bacau	147,750
127,000		SIF 3 Transilvania Brasov	100,951
232,500		SIF 4 Muntenia Bucuresti	150,501
147,500		SIF 5 Oltenia Craiova	148,413
8,637,399	@	SNP Petrom SA	1,781,624
585,000	@	SOCEP CONSTANTA	50,621
			3,377,140

		Russia: 5.1%
36,927		LUKOIL ADR	2,828,092
19,703		MMC Norilsk Nickel ADR	1,763,419
219		NovaTek OAO	607,054
534	@, #	NovaTek OAO GDR	14,952
41,644	L	OAO Gazprom ADR	3,567,392

ING Foreign Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.5% (continued)

181,958	@	OJSC TNK -BP HOLDING	585,904
18,360	@, X	POLYUS GOLD ADR	293,760
3,677		Sberbank RF	5,483,992
7,255	L	Unified Energy System GDR	356,221
30,398		VolgaTelecom ADR	240,752
			15,741,538

		South Africa: 0.0%
14,253		MTN Group Ltd.	147,229
			147,229

		South Korea: 1.6%
11,518	@, #	Lotte Shopping Co. GDR	238,077
1,198	@	NHN Corp.	350,665
5,590		Samsung Electronics Co., Ltd.	4,268,615
			4,857,357

		Spain: 1.8%
8,269		ACS Actividades de Construccion y Servicios SA	287,332
106,478		Banco Bilbao Vizcaya Argentaria SA	2,150,771
12,286		Corp Mapfre SA	220,245
21,674		Endesa SA	621,714
5,103		Fadesa SA	202,220
9,980		Grupo Empresarial Ence SA	354,110
7,807		Grupo Ferrovial	610,651
25,941		Inditex SA	892,673
15,680		Promotora de Informaciones SA (PRISA)	288,361
			5,628,077

		Sweden: 3.1%
6,426		Autoliv, Inc.	314,627
77,123		ForeningsSparbanken AB	2,192,316
34,890		Getinge AB	545,271
5,350		Hennes & Mauritz AB	196,461
19,919	@	Modern Times Group AB	969,268
186,079		Nordea AB	1,996,861
97,223		Skandinaviska Enskilda Banken AB	2,163,625
56,508		Skanska AB	875,561
131,166		Telefonaktiebolaget LM Ericsson	475,837
10,500		TeliaSonera AB	59,591
			9,789,418

		Switzerland: 7.0%
5,325		Adecco SA	296,884
1,140		BKW FMB Energie AG	86,141
32,939		Compagnie Financiere Richemont AG	1,497,063
63,526		Credit Suisse Group	3,704,722
31,305		Holcim Ltd	2,366,992
11,955		Nestle SA	3,498,860
62,623		Novartis AG	3,435,610
25,055		Roche Holding AG	3,949,902
581		SGS SA	544,203
11,908		Swatch Group AG	1,928,661
3,238		Synthes, Inc.	387,004
394	@	Unique Zurich Airport	73,203
			21,769,245

		Turkey: 4.0%
277,970		Akbank T.A.S.	2,403,207
346,008	@	Dogan Sriketler Grubu Holdings	1,368,579

ING Foreign Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.5% (continued)

10,894		Enka Insaat Ve Sanayi AS	128,895
301,833		HACI Omer Sabanci Holding	2,314,248
6,793		Tupras Turkiye Petrol Rafine	141,141
494,819	@	Turkiye Garanti Bankasi	2,274,615
349,016		Turkiye Is Bank ASI - C	3,148,902
95,313	@	Turkiye Vakiflar Bankasi Tao	590,753
			12,370,340

		Ukraine: 0.0%
1,530	@	Centrenergo ADR	9,286
87		Ukrnafta Open JT STK ADR	25,161
			34,447

		United Arab Emirates: 0.1%
8,835	@	Investcom LLC GDR	155,584
			155,584

		United Kingdom: 9.6%
114,228		Aegis Group PLC	257,840
16,640		Anglo American PLC	640,093
50,748		Associated British Ports Holdings PLC	530,875
166,410		BAA PLC	1,850,993
61,729		BAE Systems PLC	457,737
28,434		Barclays PLC	303,396
13,743		BG Group PLC	155,438
27,190		BP PLC	327,874
75,786		Burberry Group PLC	580,912
19,459		Cadbury Schweppes PLC	191,229
227,022		Compass Group PLC	894,131
217,076		Diageo PLC	3,228,301
162,932		GlaxoSmithKline PLC	4,167,184
34,701		Highland Gold Mining Ltd.	184,729
292,222		Hilton Group PLC	1,888,724
29,287		Imperial Tobacco Group PLC	868,699
11,664	@	Kazakhmys PLC	179,738
25,687		London Stock Exchange PLC	331,868
22,533		Pearson PLC	291,650
63,207		Peninsular and Oriental Steam Navigation Co.	613,498
22,050	@	Peter Hambro Mining PLC	505,552
63,863		Prudential PLC	647,126
29,383		Reckitt Benckiser PLC	963,918
111,327	@	Rolls-Royce Group PLC	858,942
13,011		SABMiller PLC	264,509
62,344		Scottish & Newcastle PLC	554,083
30,025		Scottish Power PLC	305,653
57,040		Smith & Nephew PLC	565,646
14,974		Smiths Group PLC	264,233
397,054		Tesco PLC	2,243,815
1,396,615		Vodafone Group PLC	2,934,444
57,515		William Hill PLC	583,533
11,633		Wolseley PLC	280,233
99,805		WPP Group PLC	1,107,115
			30,023,711

		United States: 0.5%
85,593	L	News Corp., Inc.	1,415,708
2,231	L	Southern Copper Corp.	194,320
			1,610,028

ING Foreign Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2006 (Unaudited)(continued)

Shares		Value

COMMON STOCK: 97.5% (continued)

	Venezuela: 0.0%
10,148	Cia Anonima Nacional Telefonos de Venezuela ADR	144,413
		144,413

	Total Common Stock
	(Cost $234,508,860)	303,856,242

PREFERRED STOCK: 0.3%

	Germany: 0.3%
35,215	ProSieben SAT.1 Media AG	806,911
797	Henkel KGaA	89,244
	Total Preferred Stock
	(Cost $623,564)	896,155

EQUITY-LINKED SECURITIES: 0.7%

	India: 0.7%
276,985	Bharti Televentures	2,229,729

	Total Equity-Linked Securities
	(Cost $1,875,274)	2,229,729

WARRANTS: 0.2%

	India: 0.2%
25,308	State Bank of India	508,438

	Total Warrants
	(Cost $512,649)	508,438

	Total Long-Term Investments:
	(Cost $237,520,347)	$307,490,564

Principal Amount				Value

SHORT-TERM INVESTMENTS: 4.4%

		U.S. Government Agency Obligations: 0.7%
$2,250,000		Federal Home Loan Bank, 2.330%, due 02/01/06		$2,249,743

		Total U.S. Government Agency Obligations::
		(Cost $2,249,743)		$2,249,743

		Securities Lending Collateral: 3.7%
11,552,000		The Bank of New York Institutional Cash Reserves Fund		11,552,000
		Total Securities Lending Collateral:
		(Cost $11,552,000)		11,552,000

		Total Short-Term Investments:
		(Cost $13,801,743)		$13,801,743

		Total Investments in Securities
		(Cost $251,322,090)*	103.1%	$321,292,307
		Other Assets and Liabilities-Net	(3.1)	(9,639,309)
		Net Assets	100.0%	$311,652,998

		Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at January 31, 2006.
X	Fair Value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $252,447,924.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$70,073,600
	Gross Unrealized Depreciation	(1,229,217)
	Net Unrealized Appreciation	$8,844,383

Percentage of
Industry	Net Assets
Advertising	0.7%
Aerospace/Defense	0.6
Agriculture	0.5
Apparel	0.8
Auto Manufacturers	2.2
Auto Parts and Equipment	0.9
Banks	26.2
Beverages	2.9
Building Materials	3.0
Chemicals	1.1
Closed-end Funds	0.2
Commercial Services	0.5
Computers	0.1
Distribution/Wholesale	0.4
Diversified Financial Services	2.9
Electric	2.1
Electrical Components and Equipment	0.6
Electronics	1.2
Engineering and Construction	4.0
Entertainment	0.8
Equity Fund	4.4
Federal Home Loan Bank	0.7
Food	2.5
Food Service	0.3
Foreign Government Bonds	0.0
Forest Products and Paper	0.2
Hand/Machine Tools	0.1
Healthcare - Products	0.6
Healthcare - Services	0.7
Holding Companies - Diversified	2.3
Home Builders	0.0
Home Furnishings	1.3
Household Products/Wares	0.6
Insurance	1.2
Internet	0.1
Investment Companies	0.4
Leisure Time	0.2
Lodging	0.1
Machinery - Diversified	0.1
Media	2.3
Metal Fabricate/Hardware	0.0
Mining	3.4
Miscellaneous Manufacturing	0.9
Office/Business Equipment	0.6
Oil and Gas	7.2
Pharmaceuticals	5.8
Real Estate	1.0
Retail	2.4
Semiconductors	1.4
Telecommunications	5.0
Textiles	0.2
Transportation	1.6
Venture Capital	0.1
Securities Lending Collateral	3.7
Other Assets and Liabilities-Net	(3.1)
Net Assets	100.0%

At January 31, 2006 the following forward foreign currency contracts were outstanding to the ING Foreign Fund:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD
Czech Republic, Koruna
CZK
106,307	Buy	03/27/06	4,504	4,567	$63

Czech Republic, Koruna
CZK
29,207,492	Buy	03/27/06	1,262,137	1,254,642	(7,495)

Czech Republic, Koruna
CZK
2,461,543	Buy	03/27/06	106,367	105,738	(629)

Great Britain, Pound
GBP
858,880	Buy	02/28/06	1,477,410	1,526,018	48,608

Japan, Yen
JPY
153,706,900	Buy	02/23/06	1,340,078	1,316,549	(23,529)

					$17,018

Czech Republic, Koruna
CZK
15,501,997	Sell	02/28/06	629,201	664,522	$(35,321)

Czech Republic, Koruna
CZK
17,206,100	Sell	03/27/06	711,178	739,108	(27,930)

Czech Republic, Koruna
CZK
2,567,850	Sell	03/27/06	106,307	110,305	(3,998)

Czech Republic, Koruna
CZK
12,001,392	Sell	03/27/06	496,052	515,534	(19,482)

Czech Republic, Koruna
CZK
19,081,262	Sell	03/27/06	809,385	819,658	(10,273)

					$97,004
					$(79,986)

Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed illiquid.  The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at the time of purchase.

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
Bulgarian Compensation Notes	60,720	4/6/2005	$27,710	$24,691	0.01%
Bulgarian Housing Compensation Notes	25,950	4/6/2005	$12,145	$10,310	0.00%
Bulgarian Registered Comp Vouchers	117,641	4/5/2005	$53,276	$46,960	0.02%
Centrenergo ADR	1,530	12/17/2003	$3,623	$9,286	0.00%
Ukrnafta Open JT STK ADR	87	12/28/2004	$10,005	$25,161	0.01%
			$106,759	$116,408	0.04%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2006 (Unaudited)

Shares		Value

COMMON STOCK: 93.8%

	Australia: 7.1%
96,574	Australia & New Zealand Banking Group Ltd.	$1,820,796
150,479	Coca-Cola Amatil Ltd.	870,705
80,654	Publishing & Broadcasting Ltd.	1,009,791
111,861	Santos Ltd.	1,109,783
61,642	St. George Bank Ltd.	1,409,235
169,410	Stockland	830,968
56,556	SunCorp.-Metway Ltd.	944,727
85,126	TABCorp. Holdings Ltd.	975,883
46,260	Wesfarmers Ltd.	1,328,165
121,728	Westfield Group	1,628,085
		11,928,138

	Belgium: 1.1%
51,806	Fortis	1,801,377
		1,801,377

	Brazil: 3.0%
42,739	Cia Siderurgica Nacional SA ADR	1,239,431
25,600	Petroleo Brasileiro SA ADR	2,206,720
88,700	Tele Norte Leste Participacoes SA ADR	1,575,312
		5,021,463

	Canada: 5.8%
71,200	BCE Inc	1,713,209
25,700	Canadian Imperial Bank of Commerce	1,796,055
16,462	Enerplus Resources Fund	873,803
41,525	Fording Canadian Coal Trust	1,695,051
30,406	Penn West Energy Trust	1,112,732
39,863	Precision Drilling Corp.	1,324,931
41,908	TransCanada Corp.	1,298,331
		9,814,112

	China: 1.2%
2,020,000	PetroChina Co., Ltd.	2,008,869
		2,008,869

	Denmark: 1.0%
48,300	Danske Bank A/S	1,695,293
		1,695,293

	France: 0.4%
25,551	PagesJaunes SA	650,228
		650,228

	Germany: 2.1%
98,940	Deutsche Telekom AG	1,566,483
23,045	RWE AG	1,900,713
		3,467,196

	Greece: 0.9%
38,450	OPAP SA	1,445,780
		1,445,780

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2006 (Unaudited)(continued)

Shares		Value

COMMON STOCK: 93.8% (continued)

	Hong Kong: 0.8%
180,000	Citic Pacific Ltd.	535,830
142,500	CLP Holdings Ltd.	813,478
		1,349,308

	Ireland: 1.0%
77,266	Allied Irish Banks PLC	1,737,255
		1,737,255

	Israel: 0.7%
266,605	Bank Hapoalim Ltd.	1,223,705
		1,223,705

	Italy: 6.7%
307,804	Banca Intesa S.p.A.	1,750,504
265,390	Enel S.p.A.	2,247,857
76,092	ENI-Ente Nazionale Idrocarburi S.p.A.	2,303,968
394,353	Snam Rete Gas S.p.A.	1,708,595
659,843	Telecom Italia S.p.A.	1,554,190
238,274	UniCredito Italiano S.p.A.	1,699,891
		11,265,005

	Mexico: 0.7%
415,949	Grupo Mexico SA de CV	1,166,071
		1,166,071

	Netherlands: 3.3%
62,429	ABN Amro Holding NV	1,730,015
10,195	Rodamco Europe NV	880,607
51,478	Royal Dutch Shell PLC	1,757,143
126,178	Royal KPN NV	1,220,638
		5,588,403

	New Zealand: 0.8%
360,364	Telecom Corp. of New Zealand Ltd.	1,395,838
		1,395,838

	Norway: 1.0%
156,400	DNB Holding ASA	1,750,187
		1,750,187

	Panama: 0.5%
50,200	Banco Latino Americano	878,500
		878,500

	Portugal: 1.5%
93,053	Brisa-Auto Estradas de Portugal SA	812,321
164,181	Portugal Telecom SGPS SA	1,653,675
		2,465,996

	Singapore: 1.0%
184,000	United Overseas Bank Ltd.	1,645,968
		1,645,968

	South Africa: 1.9%
153,005	Edgars Consolidated Stores Ltd.	883,156
62,619	Standard Bank Group Ltd.	841,736
60,680	Telkom SA Ltd.	1,480,819
		3,205,711

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 93.8% (continued)

		South Korea: 1.5%
110		KT Corp.	4,373
30,700		KT Corp. ADR	648,077
18,540		KT&G Corp.	896,833
13,690		S-Oil Corp.	973,119
			2,522,402

		Spain: 1.3%
52,766	@	Gestevision Telecinco SA	1,300,935
93,572		Telefonica Publicidad e Informacion SA	863,900
			2,164,835

		Sweden: 3.2%
21,300		Scania AB	839,649
63,200		Skanska AB	979,250
34,800		Svenska Cellulosa AB	1,446,335
43,500		Volvo AB	2,120,967
			5,386,201

		Thailand: 0.9%
253,800		Advanced Info Service PLC	671,758
112,400		Siam Cement PCL	779,629
			1,451,387

		United Kingdom: 12.1%
157,146		Barclays PLC	1,676,776
81,210		BOC Group PLC	2,144,447
381,997		Centrica PLC	1,810,732
114,168		Diageo PLC	1,697,879
582,851		Dixons Group PLC	1,817,547
32,857		GlaxoSmithKline PLC	840,358
107,768		GUS PLC	1,980,877
27,190		Imperial Tobacco Group PLC	806,498
686,682		Legal & General Group PLC	1,528,611
83,820		Provident Financial PLC	797,860
54,823		Royal Bank of Scotland Group PLC	1,696,501
91,924		Severn Trent PLC	1,872,979
225,734		Taylor Woodrow PLC	1,565,781
			20,236,846

		United States: 32.3%
22,703		AGL Resources, Inc.	812,313
31,095		Altria Group, Inc.	2,249,412
31,852		Ameren Corp.	1,616,808
44,800		American Capital Strategies Ltd.	1,592,640
26,702		Arthur J Gallagher & Co.	778,630
67,019		AT&T, Inc.	1,739,143
51,188		Bank of America Corp.	2,264,045
33,680		Citigroup, Inc.	1,568,814
104,933		Citizens Communications Co.	1,287,528
82,449		ConAgra Foods, Inc.	1,709,168
21,200		Developers Diversified Realty Corp.	1,044,312
60,786		Duke Energy Corp.	1,723,283
24,300		Duke Realty Corp.	881,604
38,384		EI Du Pont de Nemours & Co.	1,502,734
27,529		Energy East Corp.	684,096
41,109		First Horizon National Corp.	1,556,798
20,200		Hospitality Properties Trust	865,974
22,739		iStar Financial, Inc.	816,103

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 93.8% (continued)

47,088		Keycorp		1,666,444
16,800		Kinder Morgan Energy Partners LP		822,528
17,790		Kinder Morgan, Inc.		1,712,288
17,800		Liberty Property Trust		805,628
53,411		Merck & Co., Inc.		1,842,680
48,594		New York Community Bancorp, Inc.		829,014
41,536		Oneok, Inc.		1,173,807
74,637		Pfizer, Inc.		1,916,678
25,349		Public Service Enterprise Group, Inc.		1,764,797
20,376		Rayonier, Inc.		871,074
51,416		Regal Entertainment Group		951,710
17,210		Reynolds America, Inc.		1,740,447
84,808		Sara Lee Corp.		1,550,290
20,700		Simon Property Group LP		1,714,788
47,110		Southern Co.		1,639,428
29,511		Thornburg Mortgage, Inc.		756,367
37,500		United Dominion Realty Trust, Inc.		952,875
54,363		US BanCorp.		1,625,997
52,516		UST, Inc.		2,044,973
24,900		Ventas, Inc.		761,940
56,590		Washington Mutual, Inc.		2,394,889
				54,232,047

		Total Common Stock
		(Cost $145,985,757)		157,498,121

EQUITY-LINKED SECURITIES: 0.6%

		Luxembourg: 0.6%
101,000		Tata Steel Ltd.		925,160

		Total Equity-Linked Securities
		(Cost $838,983)		925,160

WARRANTS: 3.3%

		India: 1.4%
52,895		Oil & Natural Gas Corp. Ltd.		1,483,176
655,000		Steel Authority of India Ltd.		831,850
				2,315,026

		Luxembourg: 0.4%
598,000		Lite-On Technology Corp.		831,220
				831,220

		Taiwan: 1.5%
363,000		Everlight Electronics Co., Ltd.		969,210
499,890		Formosa Chemicals & Fibre Corp.		824,819
1,206,000	#	Mega Financial Holdings Co. Ltd.		808,020
				2,602,049

		Total Warrants
		(Cost $5,119,058)		5,748,295

		Total Investments in Securities
		(Cost $151,943,798)*	97.7%	$164,171,576
		Other Assets and Liabilities-Net	2.3	3,790,552
		Net Assets	100.0%	$167,962,128

Securities may have been fair valued in accordance with procedures approved by the Baord of Directors/Trustees.

@	Non-income producing security

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2006 (Unaudited)(continued)

Shares				Value

	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $152,220,587.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$15,231,356
		Gross Unrealized Depreciation	(3,280,367)
		Net Unrealized Appreciation	$11,950,989

Percentage of
Industry	Net Assets
Advertising	0.9%
Agriculture	4.6
Auto Manufacturers	1.8
Banks	20.2
Beverages	1.5
Building Materials	0.5
Chemicals	2.7
Coal	1.0
Commercial Services	0.5
Computers	0.5
Diversified Financial Services	1.9
Electric	7.4
Engineering & Construction	0.6
Entertainment	2.0
Food	1.9
Forest Products & Paper	1.4
Gas	3.3
Holding Companies - Diversified	0.3
Home Builders	0.9
Insurance	1.4
Investment Companies	0.9
Iron/Steel	1.8
Media	1.4
Mining	0.7
Miscellaneous Manufacturing	0.8
Oil & Gas	9.0
Pharmaceuticals	2.7
Pipelines	2.3
Real Estate	1.5
Real Estate Investment Trust	5.2
Retail	2.8
Savings and Loans	1.9
Semiconductors	0.6
Telecommunications	9.7
Water	1.1
Other Assets and Liabilities	2.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.8%

		Australia: 9.1%
1,810,900		DB Rreef Trust	$1,873,752
1,079,400		GPT Group	3,299,598
1,462,200		Macquarie CountryWide Trust	2,165,817
310,600		Macquarie Goodman Group	1,136,899
676,300		Mirvac Group	2,074,708
460,300		Prime Retail Group	2,142,951
110,000		Stockland	539,558
586,578		Westfield Group	7,845,350
			21,078,633

		Canada: 1.4%
104,700		RioCan Real Estate Investment Trust	2,092,535
50,400		Summit Real Estate Investment Trust	1,141,307
			3,233,842

		Finland: 0.5%
109,200		Sponda OYJ	1,133,586
			1,133,586

		France: 2.6%
10,300		Klepierre	1,018,143
19,400		Nexity	1,120,364
17,400		Societe de la Tour Eiffel	1,733,249
15,400		Unibail	2,270,354
			6,142,110

		Germany: 1.3%
6,000		Deutsche Wohnen AG	1,649,746
48,300		IVG Immobilien AG	1,394,755
			3,044,501

		Hong Kong: 10.2%
4,134,000	@	Agile Property Holdings Ltd.	2,451,452
371,100		Cheung Kong Holdings Ltd.	3,996,128
601,000		Great Eagle Holding Co.	1,754,684
989,000		Hang Lung Properties Ltd.	2,223,263
517,000		Hongkong Land Holdings Ltd.	1,709,240
742,000		Hysan Development Co., Ltd.	1,887,518
361,000		Kerry Properties Ltd.	1,169,776
554,400	@	Link REIT	1,072,036
642,339		New World Development Ltd	939,806
427,300		Sun Hung Kai Properties Ltd.	4,440,581
556,000		Wharf Holdings Ltd.	2,151,581
			23,796,065

		Italy: 0.5%
970,800		Beni Stabili S.p.A.	1,067,197
			1,067,197

		Japan: 12.5%
20,300		Aeon Mall Co., Ltd.	984,862

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 96.8% (continued)

28,800		Leopalace21 Corp.	1,044,702
467,700		Mitsubishi Estate Co., Ltd.	10,885,713
370,300		Mitsui Fudosan Co., Ltd.	7,812,005
180		Nippon Building Fund, Inc.	1,597,038
296,700		Sumitomo Realty & Development Co., Ltd.	6,733,530
			29,057,850

		Netherlands: 1.1%
1,085		Eurocommercial Properties NV	39,381
27,900		Rodamco Europe NV	2,409,902
			2,449,283

		Singapore: 1.4%
958,000		CapitaLand Ltd.	2,342,628
173,000		City Developments Ltd.	914,923
			3,257,551

		South Korea: 0.2%
20,000	@, #	Lotte Shopping Co. GDR	413,400
			413,400

		Spain: 0.9%
33,100		Inmobiliaria Colonial	2,046,647
			2,046,647

		Sweden: 0.9%
53,500		Castellum AB	2,072,966
			2,072,966

		United Kingdom: 11.3%
169,000		British Land Co. PLC	3,453,616
135,515		Capital & Regional PLC	2,267,228
83,400		Derwent Valley Holdings PLC	2,362,606
122,600		Hammerson PLC	2,275,885
1,266,400		ING UK Real Estate Income Trust Ltd.	2,436,532
263,550		Land Securities Group PLC	7,898,042
61,800		Liberty International PLC	1,160,091
19,400		Mapeley Ltd.	1,028,683
216,700		Slough Estates PLC	2,278,570
161,600		Unite Group PLC	1,114,795
			26,276,048

		United States: 42.9%
78,300		AMB Property Corp.	4,087,260
96,500		Archstone-Smith Trust	4,521,990
40,800		AvalonBay Communities, Inc.	4,058,784
41,700		BioMed Realty Trust, Inc.	1,118,811
52,900		Boston Properties, Inc.	4,139,954
36,400		BRE Properties	1,816,360
40,400		Camden Property Trust	2,630,040
26,300		Corporate Office Properties Trust SBI MD	1,064,887
44,800		Developers Diversified Realty Corp.	2,206,848
60,900		Equity Office Properties Trust	1,937,838
78,100		Equity Residential	3,312,221
27,500		Federal Realty Investment Trust	1,837,550
84,600		General Growth Properties, Inc.	4,365,360
48,700		Highwoods Properties, Inc.	1,535,998
55,300		Host Marriott Corp.	1,103,235
17,000		Kilroy Realty Corp.	1,149,030
49,100		Liberty Property Trust	2,222,266

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2006 (Unaudited)(continued)

Shares		Value

COMMON STOCK: 96.8% (continued)

53,700	Macerich Co.	3,897,009
58,600	Maguire Properties, Inc.	1,980,680
64,100	New Plan Excel Realty Trust	1,580,065
110,500	Omega Healthcare Investors, Inc.	1,448,655
40,100	Pan Pacific Retail Properties, Inc.	2,774,920
58,200	Post Properties, Inc.	2,368,158
99,100	Prologis	5,075,902
42,500	Public Storage, Inc.	3,084,225
74,700	Reckson Associates Realty Corp.	2,982,771
34,200	Regency Centers Corp.	2,204,190
19,700	Shurgard Storage Centers, Inc.	1,187,910
83,800	Simon Property Group LP	6,941,992
39,400	SL Green Realty Corp.	3,311,176
35,100	Starwood Hotels & Resorts Worldwide, Inc.	2,134,431
76,200	Strategic Hotel Capital, Inc.	1,630,680
39,200	Sunstone Hotel Investors, Inc.	1,156,400
30,000	Taubman Centers, Inc.	1,126,500
166,400	Trizec Properties, Inc.	3,875,456
44,400	U-Store-It Trust	949,272
44,200	United Dominion Realty Trust, Inc.	1,123,122
55,000	Ventas, Inc.	1,683,000
45,800	Vornado Realty Trust	4,045,969
		99,670,915

	Total Common Stock
	(Cost $171,319,215)	224,740,594

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 1.7%

	U.S. Government Agency Obligations: 1.7%
$3,956,000	Federal Home Loan Bank, 4.120%, due 02/01/06		$3,955,547

	Total Short-Term Investments:
	(Cost $3,955,547)		3,955,547

	Total Investments in Securities
	(Cost $175,274,762)*	98.5%	$228,696,141
	Other Assets and Liabilities-Net	1.5	3,423,114
	Net Assets	100.0%	$232,119,255

	Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
@	Non-income producing security
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $180,062,202.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$48,786,155
	Gross Unrealized Depreciation	(152,216)
	Net Unrealized Appreciation	$48,633,939

Percentage of
Industry	Net Assets
Closed-end Funds	1.0%
Distribution/Wholesale	0.2
U.S. Government Agency Obligations	1.7
Holding Companies - Diversified	0.9
Lodging	0.9
Real Estate	46.0
Real Estate Investment Trust	47.8
Other Assets and Liabilities	1.5
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 95.3%

		Australia: 1.1%
215,560		Alumina Ltd.	$1,230,618
			1,230,618

		Belgium: 1.3%
44,842		Belgacom SA	1,381,733
			1,381,733

		Bermuda: 0.9%
36,150	L	Tyco International Ltd.	941,708
			941,708

		Canada: 5.6%
71,259		Barrick Gold Corp.	2,241,808
23,800		Magna International, Inc.	1,761,200
25,850		Suncor Energy, Inc.	2,071,102
			6,074,110

		Finland: 1.5%
121,000		Stora Enso OYJ	1,674,527
			1,674,527

		France: 2.4%
4,500		Areva	2,585,562
			2,585,562

		Germany: 1.7%
110,000	@, L	Premiere AG	1,903,415
			1,903,415

		Italy: 2.6%
46,144		ENI-Ente Nazionale Idrocarburi S.p.A.	1,397,181
631,926		Telecom Italia S.p.A.	1,488,435
			2,885,616

		Japan: 12.7%
59,000		Dai Nippon Printing Co., Ltd.	1,064,794
84,400	@	Daiichi Sankyo Co., Ltd.	1,751,950
45,800		Fuji Photo Film Co., Ltd.	1,574,700
86,000		Kirin Brewery Co., Ltd.	1,076,521
31,000		NEC Electronics Corp.	1,019,929
11,500		Nintendo Co., Ltd.	1,576,741
42,000		Nippon Telegraph & Telephone Corp. ADR	976,080
84,000		Sekisui House, Ltd.	1,311,437
57,000		Shiseido Co., Ltd.	1,091,937
22,200		Takefuji Corp.	1,336,003
81,000		Wacoal Corp.	1,125,289
			13,905,381

		Netherlands: 2.8%
27,583		Royal Dutch Shell PLC ADR	1,980,459
32,400		TPG NV	1,062,472
			3,042,931

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 95.3% (continued)

		Papua New Guinea: 1.0%
603,204		Lihir Gold Ltd.	1,119,007
			1,119,007

		Portugal: 1.7%
572,602		Electricidade de Portugal SA	1,884,984
			1,884,984

		South Africa: 2.1%
23,300	L	Anglogold Ashanti Ltd. ADR	1,425,494
4,800		Impala Platinum Holdings Ltd.	825,132
			2,250,626

		South Korea: 2.8%
64,550	L	Korea Electric Power Corp. ADR	1,466,576
77,700	L	KT Corp. ADR	1,640,247
			3,106,823

		Switzerland: 0.8%
31,080		Xstrata PLC	873,508
			873,508

		Taiwan: 2.0%
116,600		Chunghwa Telecom Co., Ltd. ADR	2,171,092
			2,171,092

		United Kingdom: 6.8%
34,000		Anglo American PLC	1,307,883
314,891		J Sainsbury PLC	1,685,335
41,792		Lonmin PLC	1,557,659
273,977		Misys PLC	1,187,344
141,249		United Utilities PLC	1,698,751
			7,436,972

		United States: 45.5%
11,500		Aetna, Inc.	1,113,200
23,374	@	Agilent Technologies, Inc.	792,612
31,600		Altria Group, Inc.	2,285,944
42,500		AT&T, Inc.	1,102,875
46,100		Citigroup, Inc.	2,147,338
20,050	@, L	Comcast Corp.	555,786
107,800	L	Computer Associates International, Inc.	2,942,940
55,500		Countrywide Financial Corp.	1,855,920
58,150		Fannie Mae	3,369,211
19,500		Hartford Financial Services Group, Inc.	1,603,485
42,400		International Paper Co.	1,383,512
52,700		JPMorgan Chase & Co.	2,094,825
32,767		Kerr-McGee Corp.	3,617,149
25,700		Kimberly-Clark Corp.	1,467,984
164,450	@	Liberty Media Corp.	1,374,802
29,600		Lockheed Martin Corp.	2,002,440
13,300		MGIC Investment Corp.	877,933
42,300		Microsoft Corp.	1,190,745
44,900		Motorola, Inc.	1,019,679
51,350		Noble Energy, Inc.	2,376,478
31,200	L	Northrop Grumman Corp.	1,938,456
31,700		Pitney Bowes, Inc.	1,354,858
20,400	L	Radian Group, Inc.	1,167,492
30,100		Raytheon Co.	1,233,197

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 95.3% (continued)

72,200		Sprint Corp. - FON Group	1,652,658
76,200	L	Tyson Foods, Inc.	1,091,946
14,800		Union Pacific Corp.	1,309,208
36,400		Viacom, Inc.	951,132
44,400	@	Viacom, Inc.	1,841,712
32,200		Wells Fargo & Co.	2,007,992
			49,723,509

		Total Common Stock
		(Cost $92,463,662)	104,192,122

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 4.4%

		U.S. Government Agency Obligations: 4.4%
$4,817,000		Federal Home Loan Bank, 4.120%, due 02/01/06		$4,816,449

		Total Short-Term Investments:
		(Cost $4,816,449)		4,816,449

		Total Investments in Securities
		(Cost $97,280,111)*	99.7%	$109,008,571
		Other Assets and Liabilities-Net	0.3	348,449
		Net Assets	100.0%	$109,357,020

		Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $97,369,839.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$14,755,252
		Gross Unrealized Depreciation	(3,116,520)
		Net Unrealized Appreciation	$11,638,732

Percentage of
Industry	Net Assets
Aerospace/Defense	4.7%
Agriculture	2.1
Apparel	1.0
Auto Parts and Equipment	1.6
Banks	1.8
Beverages	1.0
Commercial Services	1.0
Cosmetics/Personal Care	1.0
Diversified Financial Services	9.9
Electric	3.1
Electronics	0.7
Energy - Alternate Sources	2.4
Food	2.5
Forest Products and Paper	2.8
Healthcare - Services	1.0
Home Builders	1.2
Household Products/Wares	1.3
Insurance	3.3
Media	6.1
Mining	9.7
Miscellaneous Manufacturing	2.3
Office/Business Equipment	1.2
Oil and Gas	10.5
Pharmaceuticals	1.6
Semiconductors	0.9
Software	4.9
Telecommunications	10.5
Toys/Games/Hobbies	1.4
Transportation	2.2
U.S. Government Agency Obligations	4.4
Water	1.6
Other Assets and Liabilities, Net	0.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.0%

		CHINA: 13.2%
562,000	@, #	China Construction Bank	$220,969
435,000	@	China Life Insurance Co. Ltd.	440,130
42,000	@	Guangzhou R&F Properties Co., Ltd.	182,203
676,000		PetroChina Co., Ltd.	672,275
			1,515,577

		HONG KONG: 41.7%
252,000	@	Agile Property Holdings Ltd.	149,435
22,000		ASM Pacific Technology	124,954
88,000		Bank of East Asia	274,765
87,000		BOC Hong Kong Holdings Ltd.	174,814
64,000		Cheung Kong Holdings Ltd.	689,173
84,000		China Mobile Hong Kong Ltd.	411,303
159,000		China Netcom Group Corp. Hong Kong Ltd.	267,573
714,000		China Overseas Land & Investment Ltd.	371,692
102,000		China Resources Enterprise	217,489
239,000		CNOOC Ltd.	205,009
428,000		Denway Motors Ltd.	175,992
16,000		Esprit Holdings Ltd.	139,705
66,000		Hang Lung Properties Ltd.	148,367
87,000		Hong Kong & China Gas	190,630
12,000		Hong Kong Exchanges and Clearing Ltd.	58,748
6,000		Hutchison Whampoa International Ltd.	61,466
50,000		Li & Fung Ltd.	93,217
126,000		Midland Realty Holdings	70,550
60,000		Sino Land Co.	84,097
514,000		Solomon Systech International Ltd.	240,468
46,000		Sun Hung Kai Properties Ltd.	478,041
18,000		Swire Pacific Ltd.	168,140
			4,795,628

		TAIWAN: 40.7%
113,000		Asustek Computer, Inc.	374,488
126,000		AU Optronics Corp.	187,256
132,000		Cathay Financial Holding Co. Ltd.	246,721
248,000		Chung Hsin Electric & Machinery Manufacturing Corp.	154,237
237,000		E.Sun Financial Holding Co., Ltd.	154,772
198,000		Eva Airways Corp.	82,814
232,000		Far Eastern Textile Co., Ltd.	159,443
43,000		Foxconn Technology Co., Ltd.	221,107
17,000		High Tech Computer Corp.	373,927
75,000		HON HAI Precision Industry Co., Ltd	519,458
254,000		Lite-On Technology Corp.	355,900
21,000		MediaTek, Inc.	209,818
60,000		Powertech Technology, Inc.	223,240
379,000		ProMOS Technologies, Inc.	151,315
121,000		Quanta Storage, Inc.	198,829
375,000		Taiwan Semiconductor Manufacturing Co., Ltd.	777,725
296,000		United Microelectronics Corp.	170,529
172,000		Yuanta Core Pacific Securities Co.	118,105
			4,679,684

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2006 (Unaudited)(continued)

Shares		Value

COMMON STOCK: 97.0% (continued)

	UNITED KINGDOM: 1.4%
10,000	HSBC Holdings PLC	166,871
		166,871

	Total Common Stock
	(Cost $10,294,986)	11,157,760

RIGHTS: 0.0%

	TAIWAN: 0.0%
16,630	Eva Airways Corp.		803

	Total Rights (Cost $-)		803

	Total Investments in Securities
	(Cost $10,294,986)*	97.0%	$11,158,563
	Other Assets and Liabilities-Net	3.0	342,439
	Net Assets	100%	$11,501,002

	Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
@	Non-income producing security
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is the same for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$929,867
	Gross Unrealized Depreciation	(66,290)
	Net Unrealized Appreciation	$863,577

Percentage of
Industry	Net Assets
Airlines	0.7%
Auto Manufacturers	1.5
Banks	7.3
Computers	10.0
Distribution/Wholesale	2.0
Diversified Financial Services	2.9
Electronics	9.4
Gas	1.7
Holding Companies - Diversified	3.9
Insurance	6.0
Machinery - Diversified	1.3
Oil and Gas	7.6
Real Estate	18.9
Semiconductors	16.5
Telecommunications	5.9
Textiles	1.4
Other Assets and Liabilities, Net	3.0
Net Assets	100%

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 92.4%

		AUSTRALIA: 4.2%
814		Alinta Ltd.	$6,667
9,971		Amcor Ltd.	51,394
7,812		AMP Ltd.	48,480
1,594		Aristocrat Leisure Ltd.	13,876
367		Australian Gas Light Co., Ltd.	4,988
1,821		Australian Stock Exchange Ltd.	48,032
4,638		BHP Billiton Ltd.	91,012
9,212		BlueScope Steel Ltd.	54,490
7,099		Boral Ltd.	48,200
747		Caltex Australia Ltd.	10,934
3,293		Coca-Cola Amatil Ltd.	19,054
433		Cochlear Ltd.	15,061
3,801		Commonwealth Bank of Australia	128,163
282		CSL Ltd.	9,229
1,438		Leighton Holdings Ltd.	22,012
3,700		National Australia Bank Ltd.	94,903
3,331		OneSteel Ltd.	9,455
17,561		Prime Retail Group	81,756
876		Publishing & Broadcasting Ltd.	10,968
11,728		Qantas Airways Ltd.	36,540
658		Woodside Petroleum Ltd.	22,533
1,429		Woolworths Ltd.	18,640
			846,387

		AUSTRIA: 0.3%
27		Boehler-Uddeholm AG	5,219
208		Erste Bank der Oesterreichischen Sparkassen AG	11,589
697	@	IMMOFINANZ Immobilien Anlagen AG	7,179
239		OMV AG	16,917
501		Telekom Austria AG	12,128
47		Voestalpine AG	5,541
219		Wienerberger AG	9,658
			68,231

		BELGIUM: 1.5%
343		Belgacom SA	10,569
5,310		Fortis	184,637
46		Groupe Bruxelles Lambert SA	5,148
271		Interbrew	12,753
627		KBC Bancassurance Holding	62,927
126		Solvay SA	14,230
121		UCB SA	5,973
			296,237

		DENMARK: 0.6%
4		AP Moller - Maersk A/S	39,849
100		Carlsberg A/S	5,739
100		Danisco A/S	7,632
600		Danske Bank A/S	21,060
800		GN Store Nord	11,418
1,000		H Lundbeck A/S	22,285
400	@	Vestas Wind Systems A/S	7,882
			115,865

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 92.4% (continued)

		FINLAND: 1.1%
600		Fortum OYJ	13,399
200	@	Neste Oil OYJ	6,467
6,650		Nokia OYJ	121,902
1,400		Outokumpu OYJ	24,115
750		Rautaruukki OYJ	22,629
700		Sampo OYJ	13,634
800		Wartsila OYJ	26,187
			228,333

		FRANCE: 8.2%
783		Air France	17,798
303	@, #	Atos Origin	22,437
2,473		AXA	83,702
2,331		BNP Paribas	207,658
2,626		Bouygues	143,748
633		Casino Guichard Perrachon SA	37,300
1,232		Cie de Saint-Gobain	80,758
144	#	Cie Generale D’Optique Essilor International SA	12,556
1,628		L’Oreal SA	131,990
584		Lafarge SA	61,358
221		Lagardere S.C.A.	17,590
544		LVMH Moet Hennessy Louis Vuitton SA	49,024
298		Neopost SA	29,952
395		Pernod-Ricard	73,568
95		Pinault-Printemps-Redoute	11,084
127		Publicis Groupe	4,798
601		Renault SA	56,635
1,580		Sanofi-Synthelabo SA	144,852
540		Sodexho Alliance SA	24,448
2,168		Suez SA	80,173
925		Thales SA	44,705
857		Total SA	237,151
100		Unibail	14,743
96		Veolia Environnement	4,863
2,117		Vivendi Universal SA	66,252
			1,659,143

		GERMANY: 6.0%
110		Adidas-Salomon AG	23,084
429		Allianz AG	69,001
4,398		Commerzbank AG	149,349
571		Continental AG	55,529
428		DaimlerChrysler AG	24,551
907		Deutsche Bank AG	97,295
887		Deutsche Lufthansa AG	14,035
732		Deutsche Post AG	20,633
3,948		Deutsche Telekom AG	62,507
413		EON AG	46,177
45		Fresenius Medical Care AG	4,775
124		Henkel KGaA	13,885
574		Hochtief AG	30,320
1,243	@	Infineon Technologies AG	11,723
1,093		MAN AG	62,765
344		Merck KGaA	35,991

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 92.4% (continued)

211		Metro AG	10,738
410		Muenchener Rueckversicherungs AG	55,626
1,887		RWE AG	155,637
326		SAP AG	66,918
422		Siemens AG	38,486
6,044		ThyssenKrupp AG	153,512
241		TUI AG	5,141
			1,207,678

		GREECE: 0.4%
156		Coca-Cola Hellenic Bottling Co.	4,671
606		Cosmote Mobile Communications SA	13,982
1,382		EFG Eurobank Ergasias SA	51,322
365		OPAP SA	13,725
113		Titan Cement Co. SA	4,968
			88,668

		HONG KONG: 1.6%
11,418		Bank of East Asia	35,651
5,489		Cathay Pacific Airways Ltd.	10,085
2,301		Esprit Holdings Ltd.	20,091
22,139		Hang Lung Properties Ltd.	43,278
1,529		Henderson Land Development	7,812
1,099		Hong Kong Exchanges and Clearing Ltd.	5,380
7,939		HongKong Electric Holdings	38,298
3,040		Hutchison Whampoa International Ltd.	31,143
3,625		New World Development Ltd.	5,304
10,751		PCCW Ltd.	7,229
39,714		Sino Land Co.	55,664
449		Sun Hung Kai Properties Ltd.	4,666
5,000		Swire Pacific Ltd.	46,705
2,411		Techtronic Industries Co.	4,661
			315,967

		IRELAND: 0.5%
2,279		Allied Irish Banks PLC	51,241
748		CRH PLC	23,235
560	@	Grafton Group PLC	6,559
396		Irish Life & Permanent PLC	8,485
476		Kerry Group PLC	10,322
			99,842

		ITALY: 3.5%
1,672		Assicurazioni Generali S.p.A.	57,735
418		Autostrade S.p.A.	10,567
1,652		Banca Antonveneta S.p.A.	52,998
11,030		Banca Intesa S.p.A.	62,728
29,296		Capitalia S.p.A.	189,107
5,337		ENI-Ente Nazionale Idrocarburi S.p.A.	161,598
1,700		Mediaset S.p.A.	19,921
11,576		Pirelli & C S.p.A.	11,236
27,250		Telecom Italia S.p.A.	64,184
25,040		Terna S.p.A.	64,471
2,644		UniCredito Italiano S.p.A.	18,863
			713,408

		JAPAN: 22.6%
370		Acom Co., Ltd.	21,221
950		Aiful Corp.	64,136
3,000		All Nippon Airways Co., Ltd.	12,142
2,500		Asahi Breweries Ltd.	31,422

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 92.4% (continued)

12,000		Asahi Glass Co., Ltd	173,609
4,000		Asahi Kasei Corp.	27,252
2,000		Bank of Fukuoka Ltd.	17,208
3,000		Bank of Kyoto Ltd.	35,854
1,000		Canon Sales Co., Inc.	22,466
600		Casio Computer Co., Ltd.	10,541
15		Central Japan Railway Co.	153,740
4,000		Dainippon Screen Manufacturing Co., Ltd.	42,347
4,000		Denki Kagaku Kogyo K K	18,255
4		East Japan Railway Co.	27,824
2,200		Eisai Co., Ltd.	94,100
6,000		Fujitsu Ltd.	52,785
300		Hakuhodo DY Holdings, Inc.	23,454
11,000		Hitachi Ltd.	77,634
3,300		Honda Motor Co., Ltd.	186,889
1,100		Ibiden Co., Ltd.	61,680
1,400		Isetan Co., Ltd.	30,653
9,000		Itochu Corp.	76,438
300		Jafco Co., Ltd.	24,507
7,000		Japan Airlines Corp.	19,551
11		Japan Tobacco, Inc.	170,966
1,700		JFE Holdings, Inc.	61,073
1,000		Kao Corp.	28,817
4,000		Kawasaki Kisen Kaisha Ltd.	25,691
17		KDDI Corp.	89,894
200		Keyence Corp.	54,901
2,000		Kintetsu Corp.	8,196
1,000		Kirin Brewery Co., Ltd.	12,518
9,000		Kubota Corp.	86,006
2,500		Leopalace21 Corp.	90,686
2,500		Makita Corp.	72,717
3,000		Matsushita Electric Industrial Co., Ltd.	64,867
1,800		Mediceo Paltac Holdings Co., Ltd.	30,261
4,500	@	Mitsubishi Chemical Holdings Corp.	28,830
6		Mitsubishi Tokyo Financial Group, Inc.	86,558
3,000		Mitsui Chemicals, Inc.	22,700
2,000		Mitsui OSK Lines Ltd.	18,127
6,000		Mitsui Trust Holdings, Inc.	88,647
14		Mizuho Financial Group, Inc.	114,583
300		Nidec Corp.	27,459
900		Nintendo Co., Ltd.	123,397
2,000		Nippon Express Co., Ltd.	12,212
5,000		Nippon Oil Corp.	39,765
12,000		Nippon Steel Corp.	44,409
6		Nippon Unipac Holding	23,547
3,000		Nippon Yusen Kabushiki Kaisha	22,185
8,000		Nishi-Nippon City Bank Ltd.	47,366
5,000		Nisshin Steel Co., Ltd.	17,007
1,000		Nisshinbo Industries, Inc.	11,125
5,000		OJI Paper Co., Ltd.	29,225
12,000		Oki Electric Industry Ltd.	42,130
200		Oriental Land Co., Ltd.	11,789
190		ORIX Corp.	49,202
900		Promise Co., Ltd.	52,161
27	@	Resona Holdings, Inc.	106,075
400		Sankyo Co., Ltd	26,005
3,000		Sapporo Holdings Ltd.	16,700
11,000		Shimizu Corp.	86,815
7,000		Sompo Japan Insurance, Inc.	99,495
1,700		Sony Corp.	82,757
2,000		Sumitomo Chemical Co., Ltd.	15,419

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 92.4% (continued)

8,000		Taisei Corp.	40,810
2,000		Takashimaya Co., Ltd.	31,361
7,000		Tanabe Seiyaku Co. Ltd	75,038
300		Terumo Corp.	8,577
2,300		Tokyo Electric Power Co., Inc.	57,926
700		Tokyo Electron Ltd.	53,540
22,000		Tokyo Gas Co., Ltd.	102,335
4,000		Toppan Printing Co., Ltd.	54,036
10,000		Toshiba Corp.	63,972
7,000		Tosoh Corp.	35,591
7,000		Toyobo Co., Ltd.	23,108
3,900		Toyota Motor Corp.	201,743
3,000		Toyota Tsusho Corp.	71,769
6,000		UNY Co., Ltd.	94,177
3		West Japan Railway Co.	12,357
7,400		Yamaha Motor Co., Ltd.	190,188
			4,564,519
		LUXEMBOURG: 0.5%
2,998		Arcelor	105,611
			105,611

		NETHERLANDS: 5.9%
2,148		Aegon NV	34,650
2,599		Akzo Nobel NV	125,822
1,854	@	ASML Holding NV	41,794
662		Buhrmann NV	10,342
182		Euronext NV	11,195
2,442	@	Koninklijke Ahold NV	18,875
3,280		Koninklijke Philips Electronics NV	110,560
7,859		Royal Dutch Shell PLC- B Shares	282,513
8,096		Royal Dutch Shell PLC	276,018
14,048		Royal KPN NV	135,899
555		TPG NV	18,200
1,169		Unilever NV	81,945
127		Wereldhave NV	13,097
1,696		Wolters Kluwer NV	37,593
			1,198,503

		NEW ZEALAND: 0.0%
2,795		Telecom Corp. of New Zealand Ltd.	10,826
			10,826

		NORWAY: 0.8%
1,000		DNB Holding ASA	11,190
40		Norsk Hydro ASA	4,919
300		Norske Skogindustrier ASA	4,953
300		Orkla ASA	11,978
150	@	Petroleum Geo-Services ASA	5,395
3,700		Statoil ASA	102,237
1,200		Telenor ASA	12,035
			152,707

		PORTUGAL: 0.2%
4,222		Banco Comercial Portugues SA	12,364
2,622		Electricidade de Portugal SA	8,632
1,112		Portugal Telecom SGPS SA	11,200
			32,196

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 92.4% (continued)

		SINGAPORE: 0.8%
6,000		CapitaLand Ltd.	14,672
9,000		ComfortDelgro Corp., Ltd.	9,441
3,000		Keppel Corp. Ltd.	24,248
1,000		Singapore Airlines Ltd.	8,759
2,000		Singapore Press Holdings Ltd.	5,298
9,000		Singapore Telecommunications Ltd.	14,097
10,000		United Overseas Bank Ltd.	89,455
			165,970

		SPAIN: 2.8%
530		Abertis Infraestructuras SA	14,091
362		Antena 3 de Television SA	9,802
7,629		Banco Bilbao Vizcaya Argentaria SA	154,100
6,087		Banco Santander Central Hispano SA	87,237
1,187		Ebro Puleva SA	20,038
445		Fomento de Construcciones y Contratas SA	28,677
130		Grupo Ferrovial	10,168
320		Inditex SA	11,012
138		Inmobiliaria Colonial	8,533
1,325		Repsol YPF SA	35,978
6,376		Telefonica SA	97,189
2,474		Union Fenosa SA	93,174
			569,999

		SWEDEN: 2.3%
1,000		Atlas Copco AB	21,152
500	@	Capio AB	8,875
400		Electrolux AB	10,660
300		Fabege AB	5,882
700		Hennes & Mauritz AB	25,705
150	@	Modern Times Group AB	7,299
500		Scania AB	19,710
400		Securitas AB	7,278
1,500		Skandia Forsakrings AB	10,341
800		SKF AB	11,190
500		Svenska Cellulosa AB	20,781
2,700		Svenska Handelsbanken AB	66,294
400		Swedish Match AB	5,025
5,100		Tele2 AB	54,780
23,000		Telefonaktiebolaget LM Ericsson	83,438
2,300		Volvo AB	112,143
			470,553

		SWITZERLAND: 5.9%
300		Adecco SA	16,726
2,957	@	Clariant AG	44,528
918		Compagnie Financiere Richemont AG	41,723
1,133		Credit Suisse Group	66,075
171	@	Logitech International SA	7,269
606		Nestle SA	177,358
1,980		Novartis AG	108,626
491		Phonak Holding AG	24,292
2,120		Roche Holding AG	334,216
102		Schindler Holding AG	44,162
1,017		STMicroelectronics NV	18,740
556		Swiss Reinsurance	41,246
33		Swisscom AG	10,108
1,956		UBS AG	212,317
179	@	Zurich Financial Services AG	39,119
			1,186,505

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 92.4% (continued)

		UNITED KINGDOM: 18.0%
1,481		Alliance Unichem PLC	22,177
4,921		Amec PLC	32,974
913		Arriva PLC	9,535
3,296		AstraZeneca PLC	159,707
2,336		Aviva PLC	29,925
15,385		Barclays PLC	164,161
29,513		BP PLC	355,886
4,132		Brambles Industries PLC	29,858
3,226	@	British Airways PLC	18,697
5,393		British American Tobacco PLC	121,439
23,287		BT Group PLC	85,069
27,166		Corus Group PLC	33,745
1,571		Davis Service Group PLC	13,977
2,477		First Choice Holidays PLC	10,824
1,541		First Group PLC	11,088
5,250		George Wimpey PLC	48,015
1,066		GKN PLC	5,629
11,702		GlaxoSmithKline PLC	299,293
12,650		HBOS PLC	222,339
5,731		Hilton Group PLC	37,041
11,025		HMV Group PLC	36,175
13,292		HSBC Holdings PLC	220,778
2,228		Intercontinental Hotels Group PLC	34,295
36,807		International Power PLC	177,475
15,231		Kingfisher PLC	64,222
13,008		Legal & General Group PLC	28,957
4,068		LogicaCMG PLC	13,136
1,005	@	Marconi Corp. PLC	7,012
576		National Express Group PLC	8,959
16,298		Pilkington PLC	45,220
457		Provident Financial PLC	4,350
2,805		Prudential PLC	28,423
933		Reckitt Benckiser PLC	30,607
4,906		Rentokil Initial PLC	14,117
11,169		Rexam PLC	101,378
1,603		Rio Tinto PLC	82,003
17,795		Royal & Sun Alliance Insurance Group	39,741
7,926		Royal Bank of Scotland Group PLC	245,271
8,674		SABMiller PLC	176,340
3,169		Schroders PLC	61,908
6,039		Slough Estates PLC	63,499
4,622		Stagecoach Group PLC	9,199
14,753		Tesco PLC	83,372
9,128		Tomkins PLC	49,860
77,818		Vodafone Group PLC	163,504
840		Whitbread PLC	15,867
14,113		Yell Group PLC	133,512
			3,650,559

		UNITED STATES: 4.7%
15,000		iShares MSCI EAFE Index Fund	942,900
			942,900
		Total Common Stock
		(Cost $17,758,554)	18,690,607

PREFERRED STOCK: 0.6%

		GERMANY: 0.6%
54		Fresenius Medical Care AG	5,079
706		RWE AG	52,291
1,696		Volkswagen AG	72,828
			130,198

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.6% (continued)

	Total Preferred Stock
	(Cost $115,499)		130,198

	Total Long-Term Investments:
	(Cost $17,874,053)		18,820,805

	Total Investments in Securities
	(Cost $17,874,053)*	93.0%	$18,820,805
	Other Assets and Liabilities-Net	7.0	1,411,552
	Net Assets	100.0%	$20,232,357

	Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees
@	Non-income producing security
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is the same as for financial statements purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,043,762
	Gross Unrealized Depreciation	(97,010)
	Net Unrealized Appreciation	$946,752

Percentage of
Industry	Net Assets
Advertising	0.1
Aerospace/Defense	0.2
Agriculture	1.5
Airlines	0.7
Apparel	0.1
Auto Manufacturers	3.3
Auto Parts and Equipment	0.4
Banks	17.1
Beverages	1.7
Building Materials	2.2
Chemicals	1.7
Commercial Services	0.8
Computers	0.5
Cosmetics/Personal Care	0.8
Distribution/Wholesale	1.0
Diversified Financial Services	1.7
Electric	3.9
Electrical Components and Equipment	0.8
Electronics	1.3
Engineering and Construction	2.0
Entertainment	0.4
Equity Fund	4.7
Food	2.4
Food Service	0.1
Forest Products & Paper	0.4
Gas	0.6
Hand/Machine Tools	0.7
Healthcare - Products	0.3
Healthcare - Services	0.1
Holding Companies - Diversified	1.0
Home Builders	0.2
Home Furnishings	0.8
Household Products/Wares	0.2
Insurance	3.3
Iron/Steel	2.5
Leisure Time	1.2
Lodging	0.2
Machinery - Construction and Mining	0.1
Machinery - Diversified	0.7
Media	1.5
Metal Fabricate/Hardware	0.1
Mining	1.0
Miscellaneous Manufacturing	0.3
Office/Business Equipment	0.2
Oil and Gas	7.7
Oil and Gas Services	0.0
Packaging and Containers	0.8
Pharmaceuticals	6.6
Real Estate	1.9
Real Estate Investment Trust	0.1
Retail	1.8
Semiconductors	0.6
Software	0.3
Telecommunications	5.5
Textiles	0.2
Toys/Games/Hobbies	0.6
Transportation	2.0
Venture Capital	0.1
Water	0.0
Other Assets and Liabilities, Net	7.0
Net Assets	100%

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 82.6%

		AUSTRALIA: 2.4%
14,015		Computershare Ltd.	$72,922
3,054		Woodside Petroleum Ltd.	104,584
			177,506

		BRAZIL: 1.8%
1,700		Aracruz Celulose SA ADR	66,708
1,642		Cia de Bebidas das Americas ADR	67,256
			133,964

		CANADA: 2.9%
2,100		Manulife Financial Corp.	127,995
1,161		Suncor Energy, Inc.	93,019
			221,014

		CHINA: 1.0%
126,000		China Petroleum & Chemical Corp.	77,894
			77,894

		DENMARK: 1.1%
4,300	@	Vestas Wind Systems A/S	84,726
			84,726

		FRANCE: 7.7%
2,200		Bouygues	120,429
700	#	Cie Generale D’Optique Essilor International SA	61,036
1,150		Schneider Electric SA	120,075
1,300		Technip SA	88,462
820		Total SA ADR	113,431
1,500		Veolia Environnement	75,992
			579,425

		GERMANY: 5.6%
300		Adidas-Salomon AG	62,956
774		Allianz AG	124,491
897		RWE AG	73,983
1,500		SAP AG ADR	77,055
900		Siemens AG	82,080
			420,565

		HONG KONG: 2.7%
14,500		Esprit Holdings Ltd.	126,607
48,000		Shangri-La Asia Ltd.	78,081
			204,688

		INDIA: 2.6%
1,606		HDFC Bank Ltd. ADR	95,461
1,300		Infosys Technologies Ltd. ADR	99,151
			194,612

		ISRAEL: 1.0%
1,800		Teva Pharmaceutical Industries Ltd. ADR	76,734
			76,734

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 82.6% (continued)

		ITALY: 1.9%
19,500		UniCredito Italiano S.p.A.	139,117
			139,117

		JAPAN: 16.0%
4,100		Denso Corp.	144,353
1,400		Ibiden Co., Ltd.	78,502
200		Keyence Corp.	54,901
1,400		Nidec Corp.	128,144
1,300		Nitto Denko Corp.	110,064
560		ORIX Corp.	145,015
6,000		Sharp Corp.	109,692
600		SMC Corp.	91,866
13		Sumitomo Mitsui Financial Group, Inc.	151,749
2,100		THK Co. Ltd.	66,392
2,400		Toyota Motor Corp.	124,149
			1,204,827

		LUXEMBOURG: 0.9%
3,714		SES GLOBAL	68,642
			68,642

		MEXICO: 1.0%
1,300		Wal-Mart de Mexico SA de CV ADR	75,650
			75,650

		NETHERLANDS: 1.1%
3,714	@	ASML Holding NV	83,899
			83,899

		SINGAPORE: 1.6%
6,000		DBS Group Holdings Ltd.	60,716
7,000		Keppel Corp. Ltd.	56,580
			117,296

		SOUTH KOREA: 2.7%
1,100	@	Kookmin Bank ADR	87,714
300	#	Samsung Electronics Co., Ltd. GDR	115,068
			202,782

		SPAIN: 4.5%
7,000		Banco Bilbao Vizcaya Argentaria SA	141,394
5,996		Banco Santander Central Hispano SA	85,933
7,000		Telefonica SA	106,701
			334,028

		SWITZERLAND: 7.2%
1,233		Credit Suisse Group	71,906
220		Nestle SA	64,387
350		Nobel Biocare Holding AG	79,181
2,700		Novartis AG	148,127
510		Roche Holding AG	80,401
880		UBS AG	95,521
			539,523

		UNITED KINGDOM: 16.9%
29,959		ARM Holdings PLC	71,094
6,300		Barclays PLC	67,222
3,900		BHP Billiton PLC	72,361

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 82.6% (continued)

1,606		BP PLC ADR		116,130
16,100		British Sky Broadcasting PLC		138,974
27,722		Hays PLC		64,664
6,500		HBOS PLC		114,245
2,900		Johnson Matthey PLC		75,148
1,900		Reckitt Benckiser PLC		62,330
9,100	@	Rolls-Royce Group PLC		70,211
3,200		Royal Bank of Scotland Group PLC		99,024
9,500		Smith & Nephew PLC		94,208
20,200		Tesco PLC		114,153
5,200		Vodafone Group PLC ADR		109,773
				1,269,537

		Total Common Stock
		(Cost $5,853,593)		6,206,429

		Total Investments in Securities
		(Cost $5,853,593)*	82.6%	$6,206,429
		Other Assets and Liabilities-Net	17.4	1,303,601
		Net Assets	100.0%	$7,510,030

	Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $5,880,021.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$346,504
	Gross Unrealized Depreciation	(20,096)
	Net Unrealized Appreciation	$326,408

Percentage of
Industry	Net Assets
Aerospace/Defense	0.9%
Apparel	0.8
Auto Manufacturers	1.6
Auto Parts and Equipment	1.9
Banks	16.1
Beverages	0.9
Chemicals	2.5
Commercial Services	0.9
Computers	1.0
Distribution/Wholesale	1.7
Diversified Financial Services	1.9
Electric	1.0
Electrical Components and Equipment	4.2
Electronics	1.8
Engineering and Construction	1.6
Food	2.4
Forest Products and Paper	0.9
Hand/Machine Tools	3.8
Healthcare - Products	3.1
Holding Companies - Diversified	0.8
Household Products/Wares	0.8
Insurance	3.4
Lodging	1.0
Media	1.8
Mining	1.0
Miscellaneous Manufacturing	1.1
Oil and Gas	6.7
Oil and Gas Services	1.2
Pharmaceuticals	4.1
Retail	1.0
Semiconductors	3.6
Software	2.3
Telecommunications	3.8
Water	1.0
Other Assets and Liabilities, Net	17.4
Net Assets	100%

PORTFOLIO OF INVESTMENTS
ING International Fund	as of January 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.0%

		Australia: 2.5%
158,600		BHP Billiton Ltd.	$3,112,219
			3,112,219

		Belgium: 1.2%
41,200		Fortis	1,432,589
			1,432,589

		Canada: 1.6%
26,406		EnCana Corp.	1,310,715
32,500	@	Major Drilling Group International	631,352
			1,942,067

		Finland: 1.6%
109,222		Nokia OYJ	2,002,169
			2,002,169

		France: 8.2%
19,800		BNP Paribas	1,763,890
68,300	@	Business Objects SA	2,829,165
18,621		Sanofi-Synthelabo SA	1,707,148
10,478		Societe Generale	1,382,656
5,339		Total SA	1,477,421
7,400	L	Total SA ADR	1,023,642
			10,183,922

		Germany: 6.7%
20,007		Allianz AG	3,217,949
16,700		Deutsche Bank AG	1,791,424
9,600		Henkel KGaA	1,074,956
13,650		Schering AG	930,836
13,974		Siemens AG	1,274,423
			8,289,588

		Greece: 1.6%
56,498		Alpha Bank AE	1,936,937
			1,936,937

		Hong Kong: 6.8%
63,000	L	China Mobile Hong Kong Ltd. ADR	1,549,800
312,000		Hong Kong Exchanges and Clearing Ltd.	1,527,438
382,500		HongKong Electric Holdings	1,845,175
2,148,000		Solomon Systech International Ltd.	1,004,912
241,000		Sun Hung Kai Properties Ltd.	2,504,517
			8,431,842

		Japan: 20.9%
30,690		Acom Co., Ltd.	1,760,234
191,000		Amada Co., Ltd.	1,731,773
74,000		Bank of Kyoto Ltd.	884,408
67,000		Komatsu Ltd.	1,236,025
14,400		Kyocera Corp.	1,277,217
101		Mitsubishi Tokyo Financial Group, Inc.	1,457,064

PORTFOLIO OF INVESTMENTS
ING International Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.0% (continued)

129,000		Mitsui Trust Holdings, Inc.	1,905,913
3,900		ORIX Corp.	1,009,928
221	@	Resona Holdings, Inc.	868,240
105,225		Ricoh Co., Ltd.	1,806,803
37,200		Sankyo Co. Ltd.	2,418,497
105,000		Sekisui House Ltd.	1,639,296
167,000		Sharp Corp.	3,053,102
119,000		Sumitomo Electric Industries Ltd.	1,971,798
27,400		Takeda Chemical Industries Ltd.	1,552,884
26,500		Toyota Motor Corp.	1,370,816
			25,943,998

		Netherlands: 5.1%
153,619		Aegon NV	2,478,100
112,823		Royal Dutch Shell PLC	3,851,084
			6,329,184

		Singapore: 1.1%
912,000		Singapore Telecommunications Ltd.	1,428,518
			1,428,518

		South Africa: 0.9%
76,900		JD Group Ltd.	1,088,006
			1,088,006

		South Korea: 2.2%
14,830		Kookmin Bank	1,179,504
13,500	@, #	Lotte Shopping Co. GDR	279,045
4,220	@	NHN Corp.	1,235,232
			2,693,781

		Sweden: 2.1%
247,500		Nordea AB	2,655,986
			2,655,986

		Switzerland: 10.1%
3,996	@	Barry Callebaut AG	1,481,633
39,928		Credit Suisse Group	2,328,529
4,390		Nestle SA	1,284,818
23,988		Novartis AG	1,316,025
70,700		STMicroelectronics NV	1,302,743
34,740		Swiss Reinsurance	2,577,144
14,086		UBS AG	1,528,986
27,515		Xstrata PLC	773,313
			12,593,191

		Taiwan: 1.6%
327,000		Novatek Microelectronics Corp., Ltd.	2,037,743
			2,037,743

		Thailand: 2.3%
521,800		Bangkok Bank PLC	1,662,661
3,689,600		Krung Thai Bank PCL	1,146,957
			2,809,618

		United Kingdom: 17.1%
66,800		Anglo American PLC	2,569,606
39,818		AstraZeneca PLC	1,929,368
136,400		BP PLC	1,644,798
178,600		Cadbury Schweppes PLC	1,755,154

PORTFOLIO OF INVESTMENTS
ING International Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.0% (continued)

161,261		Capita Group PLC	1,224,214
41,269		Gallaher Group PLC	634,731
79,190		HBOS PLC	1,391,857
151,600		HSBC Holdings PLC	2,518,055
642,100		Legal & General Group PLC	1,429,368
467,100		Old Mutual PLC	1,598,843
61,000		Severn Trent PLC	1,242,893
725,149		Vodafone Group PLC	1,523,619
165,397		WPP Group PLC	1,834,713
			21,297,219

		United States: 3.4%
58,500		Newmont Mining Corp.	3,615,300
34,900	@, L	Valueclick, Inc.	656,818
			4,272,118
		Total Common Stock
		(Cost $100,126,160)	120,480,695

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 6.0%

		Repurchase Agreement: 3.3%
$4,116,000	S	Morgan Stanley, Repurchase Agreement dated, 01/31/06, 4.440%, due 02/01/06 $4,116,508 to be received upon repurchase (Collateralized by $4,355,000 Various U.S. Government Agency Obligations, 4.730-4.750%, Market Value plus accrued interest $4,201,187, due 03/14/11-06/13/18)		$4,116,000

		Total Repurchase Agreements:
		(Cost $4,116,000)		4,116,000

3,284,000		Securities Lending CollateralCC: 2.7%
		The Bank of New York Institutional Cash Reserves Fund		3,284,000

		Total Securities Lending Collateral:
		(Cost $3,284,000)		3,284,000

		Total Short-Term Investments
		(Cost $7,400,000)		7,400,000

		Total Investments in Securities
		(Cost $107,526,160)*	103.0%	$127,880,695
		Other Assets and Liabilities-Net	(3.0)	(3,666,912)
		Net Assets	100.0%	$124,213,783

		Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

	@	Non-income producing security
	CC	Securities purchased with cash collateral for securities loaned.
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	L	Loaned security, a portion or all of the security is on loan at January 31, 2006.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	*	Cost for federal income tax purposes is $107,846,351.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$20,877,708
		Gross Unrealized Depreciation	(843,364)
		Net Unrealized Appreciation	$20,034,344

Percentage of
Industry	Net Assets
Advertising	1.5%
Agriculture	0.5
Auto Manufacturers	1.1
Banks	22.4
Commercial Services	1.0
Distribution/Wholesale	0.2
Diversified Financial Services	3.5
Electric	1.5
Electrical Components and Equipment	4.0
Electronics	1.0
Food	3.6
Home Builders	1.3
Household Products/Wares	0.9
Insurance	9.1
Internet	1.5
Leisure Time	2.0
Machinery - Construction and Mining	1.0
Machinery - Diversified	1.4
Mining	8.6
Miscellaneous Manufacturing	1.0
Office/Business Equipment	1.5
Oil and Gas	7.5
Pharmaceuticals	6.0
Real Estate	2.0
Retail	0.9
Semiconductors	3.5
Software	2.3
Stock Funds	3.3
Telecommunications	5.2
Water	1.0
Securities Lending Collateral	2.7
Other Assets and Liabilities	(3.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.4%

		Australia: 8.6%
108,418		Adelaide Bank Ltd.	$1,083,713
194,824		Adelaide Brighton Ltd.	320,724
27,801		Alesco Corp. Ltd.	195,677
19,419		Ansell Ltd.	156,269
57,400	@	ARC Energy Ltd.	75,665
135,565	@	Austar United Communications Ltd.	107,795
141,650		Australian Stock Exchange Ltd.	3,736,293
259,801	L	Babcock & Brown Ltd.	3,546,953
14,791		Bank of Queensland Ltd.	172,287
133,221		Baycorp Advantage Ltd.	357,815
546,189	@	Burns Philp & Co. Ltd.	455,351
48,939		Challenger Financial Services Group Ltd.	148,678
26,208		Coates Hire Ltd.	104,087
128,464		Corporate Express Australia Ltd.	561,476
167,282		CSR Ltd.	535,606
172,483		Downer EDI Ltd.	962,289
248,421		Galileo Shopping America Trust	216,936
89,150		John Fairfax Holdings Ltd.	286,045
50,139		Jubilee Mines NL	272,629
28,463		Leighton Holdings Ltd.	435,686
133,219	L	MacArthur Coal Ltd.	534,172
832,112		Metcash Ltd.	2,918,560
67,241		OneSteel Ltd.	190,858
91,084		Pacific Brands Ltd.	151,153
195,610	@	PMP Ltd.	223,655
131,233	L	Record Investments Ltd.	848,976
40,447		SFE Corp. Ltd.	423,100
373,166		Smorgon Steel Group Ltd.	447,680
21,296		Spotless Group Ltd.	76,597
307,545	@	Tap Oil Ltd.	604,547
167,959		Tattersall’s Ltd.	372,731
85,688	L	United Group Ltd.	803,465
60,147		WorleyParsons Ltd.	653,619
2,226,896	L	Zinifex Ltd.	13,219,841
			35,200,928

		Austria: 0.1%
5,442		Andritz AG	625,505
			625,505

		Belgium: 0.5%
1,593		Bekaert SA	157,694
2,836		Colruyt SA	402,893
35,201		Compagnie Maritime Belge SA	1,162,225
6,088		Euronav NV	180,957
3,000		Oriflame Cosmetics SA	85,319
			1,989,088

		Bermuda: 0.0%
18,164		Catlin Group Ltd.	165,540
			165,540

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.4% (continued)

		Canada: 3.8%
107,900	@	Algoma Steel, Inc.	2,721,802
10,500	@	Compton Petroleum Corp.	172,934
8,600		Crescent Point Energy Trust	163,229
10,500		Focus Energy Trust	229,690
99,200		IPSCO, Inc.	9,175,544
5,200		Laurentian Bank Of Canada	159,871
14,400		Northbridge Financial Corp.	437,051
7,400	@, L	Novatel, Inc.	246,938
21,800		Pengrowth Energy Trust	544,128
51,700	@, #	Rona, Inc.	957,759
3,200		Rothmans, Inc.	65,775
10,000	@	Trican Well Service Ltd.	526,721
5,600		Vermilion Energy Trust	150,617
			15,552,059

		China: 1.0%
3,002,000	L	Angang New Steel Co., Ltd.	2,218,033
218,000		Anhui Expressway Co.	128,913
340,000		China Oilfield Services Ltd.	172,334
300,000		Dongfang Electrical Machinery Co. Ltd.	373,945
82,000	L	FU JI Food and Catering Services Holdings Ltd.	174,290
308,000		Harbin Power Equipment	245,319
532,000		Tingyi Cayman Islands Holding Corp.	318,904
294,000		Travelsky Technology Ltd.	300,892
			3,932,630

		Denmark: 3.2%
380		Amagerbanken A/S	89,298
9,400		Auriga Industries	290,381
130		D/S Norden	57,234
53,250	L	D/S Torm A/S	2,622,510
5,725	L	East Asiatic Co., Ltd. A/S	578,444
304,400		GN Store Nord	4,344,440
67,400	@	Jyske Bank	3,376,852
4,450		NKT Holding A/S	223,066
440		Sjaelso Gruppen	143,910
15,560		Sydbank A/S	405,089
11,450	@	Topdanmark A/S	1,148,531
			13,279,755

		Finland: 0.8%
12,200		Finnair Oyj	214,909
31,000		OKO Bank	477,371
33,500		Perlos Oyj	371,400
95,500		Raisio Group PLC	265,452
3,800		Ramirent Oyj	112,396
64,400		Rautaruukki Oyj	1,943,048
			3,384,576

		France: 5.5%
12,955	@	Alten	453,180
8,745		Bourbon SA	934,224
34,089	@	Bull SA	396,971
19,122		CFF Recycling	599,909
89,582		Elior	1,392,402
6,922	L	Etablissements Maurel et Prom	166,725
15,742	@	GameLoft	116,031
7,244		Generale de Sante	204,985
3,280		Kaufman & Broad SA	306,808

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.4% (continued)

82,583		Neopost SA	8,300,299
12,798		Nexans SA	703,536
12,050		Nexity	695,896
36,340	@	Oberthur Card Systems SA	319,753
5,447		Pinguely-Haulotte	130,872
4,982		Trigano SA	241,632
47,034	@, L	UBISOFT Entertainment	1,999,578
7,935		Vallourec	5,561,930
			22,524,731

		Germany: 4.2%
18,548		AWD Holding AG	631,324
32,365		Balda AG	434,034
2,043		Deutsche Wohnen AG	561,739
25,025	@	EM.TV AG	125,087
5,692		Hochtief AG	300,663
21,142		IVG Immobilien AG	610,516
20,201	@	Lanxess	638,272
5,534		Leoni AG	185,576
10,565		MPC Muenchmeyer Petersen Capital AG	923,512
9,815	@	MTU Aero Engines Holding AG	326,796
7,571		Norddeutsche Affinerie AG	221,069
58,866		Salzgitter AG	4,054,480
16,142	@	SGL Carbon AG	295,451
13,396		Solarworld AG	2,848,112
34,486	@	Techem AG	1,619,470
5,000		United Internet AG	225,412
28,161	@	Wincor Nixdorf AG	3,277,341
			17,278,854

		Greece: 1.7%
83,180		Germanos SA	1,742,615
9,340		Motor Oil Hellas Corinth Refineries SA	256,789
134,600		Tsakos Energy Navigation Ltd.	4,966,740
			6,966,144

		Hong Kong: 3.5%
280,000	L	ASM Pacific Technology	1,590,326
7,280,000		Cnpc Hong Kong Ltd.	2,021,485
1,408,000		Emperor International Holdings	346,575
202,000	L	Jinhui Shipping & Transportation Ltd.	449,850
434,000		Midland Realty Holdings	243,005
452,200		Orient Overseas International Ltd.	1,512,873
1,659,000	L	Pacific Basin Shipping Ltd.	769,330
262,000		Prime Success International Group	160,563
6,794,000		Solomon Systech International Ltd.	3,178,478
38,000		Television Broadcasts Ltd.	206,641
8,040,000	L	Titan Petrochemicals Group Ltd.	697,232
152,000		Vtech Holdings Ltd.	550,611
371,500		Wing Hang Bank Ltd.	2,689,999
			14,416,968

		Ireland: 0.1%
44,400		C&C Group PLC	302,955
2,100		FBD Holdings PLC	91,557
			394,512

		Italy: 1.5%
80,569		Aedes S.p.A	569,300
82,586		Astaldi S.p.A.	500,294

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.4% (continued)

11,755		Azimut Holding S.p.A.	111,374
220,621	L	Banca Finnat Euramerica S.p.A.	309,754
5,853	@	Banca Italease	201,434
13,172		Benetton Group S.p.A.	159,289
88,052		CIR-Compagnie Industriali Riunite S.p.A.	249,461
194,213		Cremonini S.p.A.	506,508
24,995		Davide Campari-Milano S.p.A.	195,147
105,140		Esprinet S.p.A.	1,393,245
37,005	@	Gemina S.p.A.	99,173
42,453		Marzotto S.p.A.	193,808
119,087		Milano Assicurazioni S.p.A.	885,158
5,018		Pirelli & C Real Estate S.p.A.	287,776
35,248		Premafin Finanziaria S.p.A.	97,747
41,115		Sogefi S.p.A.	246,357
1,851		Tod’s S.p.A.	137,339
7,306	@	Valentino Fashion Group S.p.A.	196,064
			6,339,228

		Japan: 35.7%
18,600	@	Abilit Corp.	290,920
49,500	L	ABILIT Corp.	775,521
7,500	L	Aeon Fantasy Co., Ltd.	330,457
42,400		Aichi Corp.	388,136
26,000	L	Air Water, Inc.	288,195
357,600	L	AOC Holdings, Inc.	7,011,122
97,000	L	Asahi Soft Drinks Co., Ltd.	1,276,295
41,000		Asics Corp.	406,111
253,000		Atsugi Co., Ltd.	494,545
12,000		Awa Bank Ltd.	80,288
24		Axell Corp.	99,465
14,000		Bank of Nagoya Ltd.	107,793
3,300		Banpresto Co., Ltd.	82,889
27,000		BMB Corp.	142,763
95,601		Bosch Corp.	469,959
24,200		Canon Finetech, Inc.	525,989
23,000		Canon Sales Co., Inc.	516,711
14,500	L	Capcom Co., Ltd.	160,696
46,100		Century Leasing System, Inc.	727,853
17,300	@	Chiba Kogyo Bank Ltd.	359,060
1,008,000	@, L	Chori Co., Ltd.	3,041,283
5,300		Chubu Steel Plate Co., Ltd.	94,447
14,000		CKD Corp.	220,388
183,000	@, L	Clarion Co., Ltd.	376,205
2,300		Commercial RE Co.	90,348
67,000		COMSYS Holdings Corp.	1,001,692
47,000		Cosmo Oil Co., Ltd.	246,153
11	@	Crayfish Co., Ltd.	172,856
946,000	L	Daiichi Chuo Kisen Kaisha	2,216,980
57,000		Daiichi Jitsugyo Co., Ltd.	337,939
4,900		Daikoku Denki Co., Ltd.	153,526
44,000		Daito Bank Ltd.	115,183
6,500		Daiwabo Information System Co., Ltd.	134,903
12,600		Denyo Co., Ltd.	203,527
578,300	@, L	DIA Kensetsu Co., Ltd.	2,393,674
72,000	L	Diamond Lease Co., Ltd.	3,503,651
43,300		Eizo Nanao Corp.	1,877,240
700		en-japan, Inc.	4,312,024
12,000		Excel Co., Ltd.	395,432
6,400		Exedy Corp.	190,302
10,000		Ezaki Glico Co., Ltd.	97,275

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.4% (continued)

7,500		FANCL Corp.	464,757
541,000		Fuji Fire & Marine Insurance Co., Ltd.	2,023,187
26,400		Fuji Machine Manufacturing Co., Ltd.	516,104
209,000		Fujikura Ltd.	2,061,483
97,500		Fujitsu Frontech Ltd.	1,053,143
118,000	@, L	Fujitsu General Ltd.	434,638
75		Geo Co. Ltd.	264,032
222,900		Glory Ltd.	4,794,092
4,000		Hakudo Co., Ltd.	123,689
6,300		Happinet Corp.	165,903
2,582,500	@, L	Haseko Corp.	9,687,405
6,000		Hirano Tecseed Co., Ltd.	112,612
12,500		Hitachi High-Technologies Corp.	352,217
18,000		Hitachi Kokusai Electric, Inc.	230,524
119,000		Hodogaya Chemical Co., Ltd.	665,947
72,000		Hokuriku Electric Industry Co., Ltd.	245,668
5,000		Honeys Co., Ltd.	391,589
3,400		HS Securities Co., Ltd.	64,364
30,400		IBJ Leasing Co., Ltd.	586,727
50,000		Ichiyoshi Securities Co., Ltd.	956,860
140,600		Iino Kaiun Kaisha Ltd.	1,164,790
46,000		Inabata & Co., Ltd.	452,069
5,600		Izumi Co., Ltd.	210,883
22,700	@, L	J Bridge Corp.	252,826
141,900	L	Japan General Estate Co., Ltd.	2,667,811
214,000	@	JFE Shoji Holdings, Inc.	1,230,117
69,000		Jidosha Buhin Kogyo Co., Ltd.	517,222
38,000	L	Joshin Denki Co., Ltd.	338,535
202,000		Juki Corp.	1,199,150
28,000		Kamigumi Co., Ltd.	247,633
16,000		Kandenko Co., Ltd.	125,466
32,900		Kanto Auto Works Ltd.	503,755
135,000	@	Kawai Musical Instruments Manufacturing Co., Ltd.	411,433
24,900		Keihin Corp.	640,541
20,000		Keiyo Bank Ltd.	159,498
715,000		Kenwood Corp.	1,694,693
3,700		Kintetsu World Express, Inc.	110,733
6,600		Kirin Beverage Corp.	150,171
36,000		Koito Manufacturing Co., Ltd.	514,051
213,000	@, L	Kumagai Gumi Co., Ltd.	876,291
791,000	L	Kyoei Tanker Co., Ltd.	2,988,445
41,700		Makita Corp.	1,212,920
15,100		Mars Engineering Corp.	465,661
300,000		Marubeni Corp.	1,602,770
13,000		Mie Bank Ltd.	77,083
374,000	@, L	Mitsubishi Paper Mills Ltd.	808,088
16,000		Mitsui Home Co., Ltd.	138,880
46,000		Mitsui-Soko Co., Ltd.	289,890
17,000		Mizuno Corp.	121,706
22,200		Mori Seiki Co., Ltd.	378,433
3,900		Moshi Moshi Hotline, Inc.	499,536
66,000		Nabtesco Corp.	847,378
4,000		Nadex Co., Ltd.	54,169
231,000		Nakayama Steel Works Ltd.	1,220,272
11,400		NEC Leasing Ltd.	257,428
16,000		NHK Spring Co., Ltd.	201,187
247,000		Nichimo Corp.	431,707
15,000		Nihon Parkerizing Co., Ltd.	261,619
7,000		Nippon Konpo Unyu Soko Co., Ltd.	98,809
506,000	L	Nippon Metal Industry Co., Ltd.	1,208,693
8,000		Nippon Signal Co., Ltd.	72,017

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.4% (continued)

152,000		Nippon Suisan Kaisha Ltd.	619,811
367,000	L	Nippon Yakin Kogyo Co., Ltd.	1,344,065
3,800		Nishio Rent All Co., Ltd.	80,608
1,004,000	L	Nissan Diesel Motor Co., Ltd.	6,315,909
42,000		Nissan Shatai Co., Ltd.	308,820
26,000		Nisshin Oillio Group Ltd.	181,022
32,900		Nissin Kogyo Co., Ltd.	1,938,709
11,900		Nitta Corp.	234,463
407,000		Okuma Corp.	5,247,611
4,200		Osaka Steel Co., Ltd.	81,599
374,000		Pacific Metals Co., Ltd.	2,201,814
25,500		Point, Inc.	2,058,988
23,000		Press Kogyo Co., Ltd.	142,722
38,100		Ricoh Leasing Co., Ltd.	1,064,069
2,500		Right On Co. Ltd	118,356
43,300		Ryohin Keikaku Co., Ltd.	3,404,701
15,000		San-Ai Oil Co., Ltd.	81,684
79,200		Santen Pharmaceutical Co., Ltd.	2,074,494
24,800	L	Sanyo Electric Credit Co., Ltd.	469,813
9,400		Sanyo Shinpan Finance Co., Ltd.	587,062
7,500		Satori Electric Co., Ltd.	146,040
4,100		Seijo Corp.	126,467
14,000		Shiga Bank Ltd.	100,515
24,700		Shinki Co., Ltd.	219,425
31,800		Shinko Electric Industries	2,511,605
23,000		Shinko Plantech Co., Ltd.	150,247
20,000		Shinmaywa Industries Ltd.	112,267
440,000	L	Shinwa Kaiun Kaisha Ltd.	1,431,776
46,000		Sodick Co., Ltd	784,163
229		Starbucks Coffee Japan Ltd.	112,477
13,400		STB Leasing Co., Ltd.	258,740
109,000		Sumikin Bussan Corp.	540,078
34,400		Sumisho Lease Co., Ltd.	1,758,444
1,700		Sumitomo Real Estate Sales Co., Ltd.	108,990
33,200	L	Tachi-S Co., Ltd.	368,215
109,000	@	Taihei Kogyo Co., Ltd.	414,617
58,000		Takagi Securities Co., Ltd.	374,897
48,000		Takisawa Machine Tool Co., Ltd.	178,050
35,400	L	Tamron Co., Ltd.	522,451
87,000		TBK Co., Ltd.	636,163
96,000	L	Toa Corp.	215,535
130,000		Toagosei Co., Ltd.	712,663
7,800		Tocalo Co., Ltd.	305,154
2,100		Token Corp.	144,345
31,600		Tokyo Leasing Co., Ltd.	533,694
41,000		Tokyo Steel Manufacturing Co., Ltd.	674,770
2,700		Tokyu Community Corp.	88,456
3,000		Tomen Electronics Corp.	83,162
19,000	L	Tomy Co., Ltd.	166,474
502,000		Tonichi Carlife Group, Inc.	2,578,833
26,000		Toshiba Ceramics Co., Ltd.	105,954
269,000	@, L	Towa Real Estate Development Co., Ltd.	1,474,556
23,000		Toyo Securities Co., Ltd.	156,305
90,000		Toyo Suisan Kaisha Ltd.	1,432,454
5,700	L	Trans Cosmos, Inc.	387,823
13,100		Trusco Nakayama Corp.	327,410
53		TV Asahi Corp.	141,884
42,500		UFJ Central Leasing Co., Ltd.	2,226,555
10,100		United Arrows Ltd.	595,114
4,300	L	Valor Co., Ltd.	173,727
57		Wowow, Inc.	126,039

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.4% (continued)

11,000		Yamanashi Chuo Bank Ltd.	88,191
167,000		Yamato Kogyo Co., Ltd.	3,008,779
142,000		Yamazen Corp.	1,071,417
20,000		Yokogawa Bridge Corp.	176,698
25,500		Yonekyu Corp.	311,051
569,000	@, L	Yuasa Trading Co., Ltd.	1,353,394
19,500		Yusen Air & Sea Service Co., Ltd.	1,103,408
			146,784,888

		Liechtenstein: 0.1%
1,170		Verwalt & Privat-Bank AG	215,302
			215,302

		Malaysia: 0.2%
210,400	@	Digi.Com BHD	443,184
698,600		Lion Industries Corp. Bhd	147,406
24,700		Shell Refining Co. (Malaysia)	67,175
			657,765

		Netherlands: 4.0%
59,861		Aalberts Industries NV	3,847,303
2,900		Athlon Holding NV	78,761
52,499	@	Axalto Holding NV	1,350,061
13,213		Boskalis Westminster	902,452
7,683		Exact Holding NV	250,010
25,514		Koninklijke BAM Groep NV	2,283,781
56,822		Nutreco Holding NV	3,081,051
9,000		OCE NV	158,668
65,700		Stork NV	2,931,161
9,628		United Services Group NV	491,905
6,212		Univar NV	316,229
55,951		Vedior NV	902,519
			16,593,901

		New Zealand: 0.1%
89,612		Fletcher Building Ltd.	461,914
			461,914

		Norway: 0.1%
119,000		Acta Holding ASA	339,671
			339,671

		Papua New Guinea: 0.7%
107,131		Lihir Gold Ltd.	198,739
967,914		Oil Search Ltd.	2,816,988
			3,015,727

		Portugal: 0.0%
10,300	@	Impresa SGPS	62,695
			62,695

		Singapore: 0.9%
890,000	@, L	Chartered Semiconductor Manufacturing Ltd.	760,194
1,248,000	L	Hi-P International Ltd.	1,349,437
114,000		Jurong Technologies Industrial Corp. Ltd.	123,042
196,000		MFS Technology Ltd.	98,620
180,000		MMI Holding Ltd.	87,529
20,000		MobileOne Ltd.	27,122
47,000		Neptune Orient Lines Ltd.	72,419
322,000		SembCorp Industries Ltd.	587,921

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.4% (continued)

112,000		Singapore Exchange Ltd.	218,431
133,000	L	Singapore Petroleum Co., Ltd.	454,462
			3,779,177

		South Korea: 2.1%
805,810	@, L	Curitel Communications, Inc.	1,287,509
51,850		Dongbu Insurance Co., Ltd.	1,087,274
143,450	@, L	Dongyang Mechatronics Corp.	692,956
18,900	@	Halla Engineering & Construction Corp.	547,712
17,450	@	Hanshin Construction Ltd.	269,800
26,960	@	Korean Petrochemical Industrial Co.	620,791
11,030	@	Kyeryong Construction Industrial Co., Ltd.	347,692
44,384		People & Telecommunication	521,686
1,099,210		S&T Dynamics Co., Ltd.	1,392,973
28,830	@	SeAH Steel Corp.	781,785
35,771	@	SFA Engineering Corp.	938,214
439,000	@	STX Pan Ocean Co., Ltd.	241,244
			8,729,636

		Spain: 1.3%
4,336		Abengoa SA	80,056
964		Cementos Portland Valderrivas SA	91,191
58,785		Fadesa SA	2,329,510
1,041		Grupo Catalana Occidente SA	119,212
42,330	@	La Seda de Barcelona SA	104,826
7,442		Obrascon Huarte Lain SA	130,610
25,354		Sol Melia SA	352,647
329,475		Tubacex SA	1,644,896
88,700		Uralita SA	430,998
			5,283,946

		Sweden: 0.6%
15,600	@	Boliden AB	221,329
27,000		JM AB	1,381,753
29,600	@	Lindex AB	330,865
20,000		Trelleborg AB	398,176
			2,332,123

		Switzerland: 3.6%
9,527	@	Actelion NV	849,798
1,339		AFG Arbonia-Forster Holding	396,178
109,974		Baloise Holding Ltd.	6,953,898
1,295	@	Barry Callebaut AG	480,159
4,540		Bucher Industries AG	439,479
9,597		Charles Voegele Holding AG	913,268
3,448		Geberit AG	3,131,618
80		Hiestand Holding AG	68,004
16,911		Phonak Holding AG	836,656
815		SGS SA	763,383
			14,832,441

		Taiwan: 0.6%
1,697,440		Micro-Star International Co., Ltd	1,066,985
310,000		ProMOS Technologies, Inc.	123,766
289,000		Quanta Storage, Inc.	474,889
50,000		Syntech Information Co., Ltd.	114,333
656,000		U-Ming Marine Transport Corp.	643,787
277,000		Vanguard International Semiconductor Corp.	195,812
			2,619,572

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.4% (continued)

		Turkey: 3.2%
55,760		Aksa Akrilik Kimya Sanayii	510,597
15,000		Anadolu Efes Biracilik Ve Malt Sanayii AS	513,039
181,497	@	Ayen Enerji	458,201
297,293	@	Beko Elektronik	607,433
213,824		Bolu Cimento Sanayii	524,606
276,306		Bossa Ticaret Sanayi Isletme	268,097
203,000	@	Dogan Sriketler Grubu Holdings	802,934
310,212		Doktas Dokumculuk Ticaret	498,163
9,434		Eregli Demir ve Celik Fabrikalari TAS	65,205
28,916	@	Goodyear Lastikleri TAS	303,714
746,616		Ihlas Holding	478,481
75,798		Mardin Cimento Sanayii	403,053
264,065	@	Park Elektrik Madencilik Sanayi Ve Ticaret AS	1,844,070
443,805	@	Petrol Ofisi	1,883,376
172,470	@	TAT Konserve	312,796
45,156	@	Turcas Petrolculuk AS	524,630
61,364		Turk Ekonomi Bankasi AS	1,338,863
60,145	@	Turk Hava Yollari	373,911
274,917		Turk Sise Ve Cam Fabrikalari	1,066,807
126,602	@	Vestel Elektronik Sanayi	500,181
			13,278,157

		United Kingdom: 9.6%
52,740		Admiral Group PLC	483,757
155,823		Aggreko PLC	762,375
242,891		Amlin PLC	1,041,973
257,529		Ashtead Group PLC	887,494
31,607	@	Autonomy Corp. PLC	232,804
19,665		AWG PLC	391,667
61,968		Body Shop International PLC	244,508
33,832		Bodycote International	142,127
62,672		Brit Insurance Holdings PLC	104,147
90,939		Burren Energy PLC	1,747,740
50,497	@	Charter PLC	556,172
21,962		Cranswick PLC	231,611
41,100		Dairy Crest Group PLC	360,870
93,479	@	Dana Petroleum PLC	1,658,217
88,334		De Vere Group PLC	1,074,226
216,363		First Choice Holidays PLC	945,462
40,727		Hiscox PLC	168,262
919,865		HMV Group PLC	3,018,253
39,907		Inchcape PLC	1,689,364
9,907		Intermediate Capital Group PLC	248,208
43,900		Intertek Group PLC	588,197
976,048	@, L	Jazztel PLC	972,778
139,966		London Stock Exchange PLC	1,808,315
19,250		Man Group PLC	698,537
176,367		Mcbride PLC	518,737
112,179		Michael Page International PLC	531,778
63,663	@	MyTravel Group PLC	270,774
23,518		National Express Group PLC	365,813
56,010	@	NETeller PLC	782,299
22,041		Northgate PLC	425,995
110,623		Paragon Group of Companies LLC	1,304,957
686,950		Pendragon PLC	6,294,781
203,829		SIG PLC	2,951,614
249,600		Sportingbet Plc	1,841,051
48,586		Stanley Leisure PLC	653,165
399,772		Taylor Woodrow PLC	2,772,978

PORTFOLIO OF INVESTMENTS
ING International SmallCap Fund	as of January 31, 2006 (Unaudited)(continued)

Shares		Value

COMMON STOCK: 97.4% (continued)

57,039	TT electronics PLC	172,347
20,988	Ultra Electronics Holdings	368,914
		39,312,267

	Venezuela: 0.1%
21,600	Cia Anonima Nacional Telefonos de Venezuela ADR	307,370
		307,370

	Total Common Stock
	(Cost $314,447,044)	400,657,070

PREFERRED STOCK: 0.2%

	Italy: 0.2%
41,454	Instituto Finanziario Industriale S.p.A.	727,733

	Total Preferred Stock
	(Cost $612,280)	727,733

	Total Long-Term Investments:
	(Cost $315,059,324)	$401,384,803

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 16.8%

		U.S. Government Agency Obligations: 1.4%
$5,706,000		Federal Home Loan Bank, 4.120%, due 02/01/06	$5,705,347

		Total U.S. Government Agency Obligations:
		(Cost $5,705,347)	$5,705,347

		Securities Lending Collateral: 15.4%
63,215,000		The Bank of New York Institutional Cash Reserves Fund	63,215,000

		Total Securities Lending Collateral:
		(Cost $63,215,000)	63,215,000

		Total Short-Term Investments
		(Cost $68,920,347)	68,920,347

		Total Investments in Securities
	(Cost $383,979,671)*	114.4%	$470,305,150
	Other Assets and Liabilities-Net	(14.4)	(59,056,205)
	Net Assets	100.0%	$411,248,945

	Securities may have been fair Valued in accordance with procedures approved by the Baord of Directors/Trustees.

@	Non-income producing security
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

L	Loaned security, a portion or all of the security is on loan at January 31, 2006.
*	Cost for federal income tax purposes is $384,534,432.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$97,746,964
	Gross Unrealized Depreciation	(11,976,246)
	Net Unrealized Appreciation	$85,770,718

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	0.1
Agriculture	0.0
Airlines	0.1
Apparel	0.4
Auto Manufacturers	1.8
Auto Parts and Equipment	2.0
Banks	2.8
Beverages	0.6
Building Materials	2.2
Chemicals	1.0
Coal	0.1
Commercial Services	1.7
Computers	1.8
Cosmetics/Personal Care	0.2
Distribution/Wholesale	3.3
Diversified Financial Services	7.3
Electric	0.6
Electrical Components and Equipment	1.0
Electronics	1.7
Energy - Alternate Sources	0.7
Engineering and Construction	3.2
Entertainment	0.8
Federal Home Loan Bank	1.4
Food	3.2
Food Service	0.3
Forest Products and Paper	0.2
Hand/Machine Tools	0.4
Healthcare - Products	0.2
Healthcare - Services	0.0
Holding Companies - Diversified	0.5
Home Builders	3.2
Home Furnishings	1.3
Household Products/Wares	0.3
Housewares	0.3
Insurance	3.6
Internet	1.1
Iron/Steel	7.1
Leisure Time	0.6
Lodging	0.3
Machinery - Construction and Mining	0.1
Machinery - Diversified	3.0
Media	0.4
Metal Fabricate/Hardware	2.6
Mining	3.9
Miscellaneous Manufacturing	3.3
Office/Business Equipment	2.2
Oil and Gas	4.5
Oil and Gas Services	0.6
Pharmaceuticals	0.7
Real Estate	3.1
Retail	6.3
Semiconductors	2.2
Software	0.8
Storage/Warehousing	0.1
Telecommunications	2.1
Textiles	0.1
Toys/Games/Hobbies	0.0
Transportation	5.4
Water	0.1
Securities Lending Collateral	15.4
Other Assets and Liabilities	(14.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 84.3%

		AUSTRALIA: 1.4%
42,850		Alumina Ltd.	$244,628
			244,628

		BELGIUM: 2.6%
14,600		Belgacom SA	449,875
			449,875

		CANADA: 9.1%
19,594		Barrick Gold Corp.	616,427
19,000	@	Ivanhoe Mines Ltd.	157,320
6,100		Magna International, Inc.	451,400
2,500	@, #	OPTI Canada, Inc.	98,312
3,080		Suncor Energy, Inc.	246,771
			1,570,230

		FINLAND: 2.8%
34,500		Stora Enso OYJ	477,448
			477,448

		FRANCE: 2.7%
430		Areva	247,065
4,630		Thales SA	223,768
			470,833

		GERMANY: 3.0%
29,880	@	Premiere AG	517,037
			517,037

		ITALY: 5.4%
10,830		ENI-Ente Nazionale Idrocarburi S.p.A.	327,918
254,040		Telecom Italia S.p.A.	598,364
			926,282

		JAPAN: 23.8%
30		Central Japan Railway Co.	307,480
17,000		Dai Nippon Printing Co., Ltd.	306,805
22,290	@	Daiichi Sankyo Co., Ltd.	462,689
13,700		Fuji Photo Film Co., Ltd.	471,035
23,000		Kirin Brewery Co., Ltd.	287,907
3,150		Kyocera Corp.	279,391
4,400		NEC Electronics Corp.	144,764
3,200		Nintendo Co., Ltd.	438,745
13,430		Nippon Telegraph & Telephone Corp. ADR	312,113
15,000		Sekisui House Ltd.	234,185
14,000		Shiseido Co., Ltd.	268,195
7,200		Takefuji Corp.	433,298
11,000		Wacoal Corp.	152,817
			4,099,424

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2006 (Unaudited)(continued)

Shares		Value

COMMON STOCK: 84.3% (continued)

	NETHERLANDS: 5.4%
12,186	Aegon NV	196,578
6,782	Royal Dutch Shell PLC ADR	486,948
7,750	TPG NV	254,141
		937,667

	PAPUA NEW GUINEA: 0.9%
79,400	Lihir Gold Ltd.	147,295
		147,295

	PORTUGAL: 2.3%
122,540	Electricidade de Portugal SA	403,397
		403,397

	SOUTH AFRICA: 2.6%
5,220	Anglogold Ashanti Ltd. ADR	319,360
750	Impala Platinum Holdings Ltd.	128,927
		448,287

	SOUTH KOREA: 5.3%
12,450	Korea Electric Power Corp. ADR	282,864
29,740	KT Corp. ADR	627,811
		910,675

	SWITZERLAND: 1.3%
8,120	Xstrata PLC	228,214
		228,214

	TAIWAN: 3.8%
35,010	Chunghwa Telecom Co., Ltd. ADR	651,886
		651,886

	UNITED KINGDOM: 11.9%
7,900	Anglo American PLC	303,891
72,220	J Sainsbury PLC	386,530
7,940	Lonmin PLC	295,937
71,980	Misys PLC	311,942
122,670	Northern Foods PLC	295,895
38,500	United Utilities PLC	463,026
		2,057,221

	Total Common Stock (Cost $13,025,854)	14,540,399

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2006 (Unaudited)(continued)

Principal Amount			Value

SHORT- TERM INVESTMENTS: 12.6%

	U.S. Government Agency Obligation: 12.6%
$2,176,000	Federal Home Loan Bank, 4.120%, due 02/01/06		$2,175,751

	Total U.S. Government Agency Obligations
	(Cost $2,175,751)		2,175,751

	Total Investments in Securities
	(Cost $15,201,605)*	96.9%	$16,716,150
	Other Assets and Liabilities-Net	3.1	532,099
	Net Assets	100.0%	$17,248,249

	Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
@	Non-income producing security
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $15,219,578.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,815,649
	Gross Unrealized Depreciation	(319,077)
	Net Unrealized Appreciation	$1,496,572

Industry	Percentage of Net Assets
Aerospace/Defense	1.3
Apparel	0.9
Auto Parts and Equipment	2.6
Beverages	1.7
Commercial Services	1.8
Cosmetics/Personal Care	1.5
Diversified Financial Services	2.5
Electric	4.0
Electronics	1.6
Energy - Alternate Sources	1.4
Federal Home Loan Bank	12.6
Food	4.0
Forest Products and Paper	2.8
Home Builders	1.4
Insurance	1.1
Media	3.0
Mining	14.2
Miscellaneous Manufacturing	2.7
Oil and Gas	6.7
Pharmaceuticals	2.7
Semiconductors	0.8
Software	1.8
Telecommunications	15.3
Toys/Games/Hobbies	2.5
Transportation	3.3
Water	2.7
Other Assets and Liabillities, Net	3.1
Net Assets	100%

PORTFOLIO OF INVESTMENTS
ING Precious Metals Fund	as of January 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 95.3%

		AUSTRALIA: 2.9%
134,541		Aquarius Platinum Ltd.	$1,520,634
1,511,200	@	Ballarat Goldfields NL	500,080
95,000		Kingsgate Consolidated Ltd.	428,623
62,700		Newcrest Mining Ltd.	1,249,223
			3,698,560

		CANADA: 68.2%
276,900		Agnico-Eagle Mines Ltd.	6,789,588
118,200		Barrick Gold Corp.	3,718,572
706,200	@	Bema Gold Corp.	2,902,206
118,100	@, #	Centerra Gold, Inc.	4,338,493
1,098,250	@	Eldorado Gold Corp.	5,523,430
434,900	@	Gammon Lake Resources, Inc.	6,169,927
207,300	@	Glamis Gold Ltd.	6,627,381
257,825		GoldCorp, Inc.	7,042,337
374,000		Iamgold Corp.	3,502,509
220,000	@	Ivanhoe Mines Ltd.	1,821,600
592,400	@	Kinross Gold Corp.	6,836,296
52,200	@	Major Drilling Group International	1,014,049
137,800	@	Meridian Gold, Inc.	3,706,245
227,300	@	North Atlantic Resources Ltd.	733,611
608,400	@	Orezone Resources, Inc.	1,325,038
152,800	@	PAN American Silver Corp.	3,696,232
4,075,300	@	Queenstake Resources Ltd.	1,336,690
1,487,400	@	RIO Narcea Gold Mines Ltd.	2,927,184
1,098,400	@	Shore Gold, Inc.	7,349,569
163,464	@	Western Silver Corp.	2,577,827
715,600	@	Yamana Gold, Inc.	5,758,349
			85,697,133

		PAPUA NEW GUINEA: 3.0%
2,010,300		Lihir Gold Ltd.	3,729,318
			3,729,318

		SOUTH AFRICA: 6.8%
48,500		Anglogold Ashanti Ltd. ADR	2,967,230
122,600		Gold Fields Ltd. ADR	2,890,908
146,700	@	Harmony Gold Mining Co., Ltd. ADR	2,733,021
			8,591,159

		UNITED KINGDOM: 5.3%
310,430		Highland Gold Mining Ltd.	1,652,562
242,800	@	Randgold Resources Ltd. ADR	4,355,832
2,900		Rio Tinto PLC ADR	594,529
			6,602,923

		UNITED STATES: 9.1%
35,400		Alcoa, Inc.	1,115,100
127,400	@	Coeur d’Alene Mines Corp.	659,932
72,300		Freeport-McMoRan Copper & Gold, Inc.	4,645,275
140,700	@	Hecla Mining Co.	742,896
41,300		Newmont Mining Corp.	2,552,340
11,100		Phelps Dodge Corp.	1,781,550
			11,497,093

		Total Common Stock
		(Cost $73,421,171)	119,816,186

PORTFOLIO OF INVESTMENTS
ING Precious Metals Fund	as of January 31, 2006 (Unaudited)(continued)

Principal Amount			Value

SHORT-TERM INVESTMENT: 4.1%

	Repurchase Agreement: 4.1%
$5,168,000	Morgan Stanley Repurchase Agreement dated 01/31/06, 4.440%, due 02/01/06 $5,168,637 to be received upon repurchase (Collateralized by $5,335,000 Federal National Mortgage Association, 4.300%, Market Value plus accrued interest $19,754, due 06/30/08)		$5,168,000

	Total Short-Term Investments:
	(Cost $5,168,000)		5,168,000

	Total Investments in Securities
	(Cost $78,589,171)*	99.4%	$124,984,186
	Other Assets and Liabilities-Net	0.6	754,284
	Net Assets	100.0%	$125,738,470

	Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
@	Non-income producing security
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $83,227,844.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$42,905,442
	Gross Unrealized Depreciation	(1,149,100)
	Net Unrealized Appreciation	$41,756,342

Industry	Percentage of Net Assets
Diamonds/Precious Stones	5.9%
Gold Mining	68.5
Metal - Aluminum	0.9
Metal - Copper	1.4
Metal - Diversified	6.2
Mining Services	0.8
Platinum	1.2
Precious Metals	5.4
Silver Mining	5.0
Repurchase Agreement	4.1
Other Assets and Liabilities, Net	0.6
Net Assets	100%

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 82.7%

		Banks: 14.6%
65,000	L	OTP Bank Rt GDR	$4,480,535
3,625,000	@	Promstroibank St Petersburg	4,712,500
65,000	@, L	Raiffeisen International Bank Holding AG	4,699,461
37,000		Sberbank RF	54,945,000
			68,837,496

		Beverages: 0.9%
110,000	@, #	Efes Breweries International NV GDR	4,147,000
			4,147,000

		Closed-end Funds: 0.7%
2,300,000	@	RenShares Utilities Ltd.	3,289,000
			3,289,000

		Cosmetics/Personal Care: 1.1%
125,000		Kalina	5,281,250
			5,281,250

		Electric: 4.1%
2,842,200	I	Konakovskaya Gres	2,785,356
34,000,000		Unified Energy System	16,558,000
			19,343,356

		Equity Fund: 3.2%
240,219	@, I	Novy Neft Ltd.	8,103,788
142,452	@, I	Novy Neft II Ltd.	6,823,451
			14,927,239

		Internet: 1.1%
777,764	@	RBC Information Systems	5,288,795
			5,288,795

		Iron/Steel: 3.0%
369,500		Cherepovets MK Severstal	4,385,965
200,000	L	Mechel Steel Group OAO ADR	5,796,000
2,200,000		Novolipetsk Ferrous Metal FA	3,916,000
			14,097,965

		Metal Fabricate/Hardware: 1.0%
26,000		Verkhnaya Salda Metallurgical Production Association	4,966,000
			4,966,000

		Mining: 10.2%
217,900	@	Celtic Resources Holdings PLC	915,541
450,000		MMC Norilsk Nickel ADR	40,275,000
430,000	@, X	POLYUS GOLD ADR	6,880,000
			48,070,541

		Oil and Gas: 28.1%
1,040,000	L	LUKOIL ADR	79,560,000
250,000		NovaTek OAO GDR	7,000,000
3,276,056	@	OJSC TNK -BP HOLDING	10,548,900
1,700,000		Sibneft	7,480,000
100,800		Surgutneftegaz ADR	10,785,600
200,000	L	Tatneft ADR	17,200,000
			132,574,500

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 82.7% (continued)

		Pharmaceuticals: 1.1%
25,000	L	Gedeon Richter Rt GDR	5,224,680
			5,224,680

		Pipelines: 3.7%
7,200		Transneft	17,640,000
			17,640,000

		Telecommunications: 9.9%
7,342,400		Central Telecommunication Co.	4,405,440
260,000		Mobile Telesystems ADR	9,744,800
127,900		Moscow City Telephone	2,302,200
947,400		Rostelecom	2,126,913
100,000,000		Sibirtelecom	8,040,000
90,003,700		Uralsvyazinform	3,285,135
205,000	@, L	Vimpel-Communications ADR	9,594,000
1,777,800		VolgaTelecom	6,986,754
			46,485,242

		Total Common Stock
		(Cost $222,601,905)	390,173,064

PREFERRED STOCK: 7.1%
		Electric: 0.5%
5,684,500		Unified Energy System	2,268,116
			2,268,116

		Machinery - Diversified: 0.6%
28,327,500	@	Silovye Mashiny	3,002,714
			3,002,714

		Oil and Gas: 5.1%
350,000		Surgutneftegaz ADR	24,045,000
			24,045,000

		Telecommunications: 0.9%
67,344,114		Uralsvyazinform	2,229,090
528,730		VolgaTelecom	1,850,555
			4,079,645

		Total Preferred Stock
		(Cost $1,551,414)	33,395,476

EQUITY-LINKED SECURITIES: 1.5%

		Diversified Financial Services: 1.5%

390	@, #, I	UBA AG - Russian Small Cap Basket	6,881,628
			6,881,628

		Total Equity-Linked Securities
		(Cost $4,179,000)	6,881,628

		Total Long-Term Investments:
		(Cost $228,332,319)	$430,450,168

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2006 (Unaudited)(continued)

Principal Amount			Value

SHORT-TERM INVESTMENTS: 8.0%

	Securities Lending CollateralCC: 8.0%
$37,722,000	The Bank of New York Insitutional Cash Reserves Fund		$37,722,000

	Total Short-Term Investments
	(Cost $37,722,000)		37,722,000

	Total Investments in Securities
	(Cost $266,054,319)*	99.2%	$468,172,168
	Other Assets and Liabilities-Net	0.8	3,586,145
	Net Assets	100.0%	$471,758,313

Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at January 31, 2006.
X	Fair value determined by ING Funds Valuation Committee appointed by the Fund’s Board of Directors/Trustees.
*	Cost for federal income tax purposes is $266,646,873
Net unrealized appreciation consists of:
Gross Unrealized Appreciation
	Gross Unrealized Depreciation	$202,482,365
	Net Unrealized Appreciation	(364,516)
$202,117,849

Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

Security	Shares	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Konakovskaya Gres	2,482,200	10/3/2003	$1,539,366	$2,785,356	0.6%
Novy Neft Ltd. II	240,219	2/23/2004	2,516,576	8,103,788	1.7%
Novy Neft Ltd.	142,452	11/14/2003	1,964,885	6,823,451	1.4%
UBA AG - Russian Small Cap Basket	390	7/29/2005	4,179,000	6,881,628	1.5%
			$10,199,827	$24,594,223	5.2%

Item 2. Controls and Procedures

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mutual Funds

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	March 31, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 31, 2006